UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22959

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: May 1, 2017 – July 31, 2017

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of July 31, 2017. The schedules have not been audited.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (74.9%)
Consumer Discretionary (11.6%)
Auto Components (0.2%)
Horizon Global Corp.
2.750%, 7/1/22	$36,000	$34,335

Automobiles (0.9%)
Tesla, Inc.
2.375%, 3/15/22	178,000	210,708

Household Durables (2.1%)
CalAtlantic Group, Inc.
1.625%, 5/15/18	399,000	466,331

Internet & Direct Marketing Retail (3.1%)
Ctrip.com International Ltd.
1.250%, 9/15/22§	45,000	50,766
Liberty Expedia Holdings, Inc.
1.000%, 6/30/47§	69,000	74,951
Priceline Group, Inc. (The)
1.000%, 3/15/18	270,000	577,462

		703,179

Media (5.3%)
DISH Network Corp.
3.375%, 8/15/26§	520,000	646,100
Liberty Interactive LLC
1.750%, 9/30/46§	241,000	297,936
Liberty Media Corp.
1.375%, 10/15/23	90,000	113,562
Liberty Media Corp.-Liberty Formula One
1.000%, 1/30/23§	71,000	80,230
Live Nation Entertainment, Inc.
2.500%, 5/15/19	56,000	65,870

		1,203,698

Total Consumer Discretionary		2,618,251

Energy (3.8%)
Energy Equipment & Services (1.5%)
Ensco Jersey Finance Ltd.
3.000%, 1/31/24§	61,000	48,266
Nabors Industries, Inc.
0.750%, 1/15/24§	119,000	93,638
SEACOR Holdings, Inc.
3.000%, 11/15/28	57,000	47,916
Weatherford International Ltd.
5.875%, 7/1/21	147,000	156,004

		345,824

Oil, Gas & Consumable Fuels (2.3%)
Cheniere Energy, Inc.
4.250%, 3/15/45	120,000	82,275
Chesapeake Energy Corp.
5.500%, 9/15/26§	139,000	131,355
PDC Energy, Inc.
1.125%, 9/15/21	159,000	149,559
SM Energy Co.
1.500%, 7/1/21	156,000	144,788

		507,977

Total Energy		853,801

Financials (2.8%)
Capital Markets (0.3%)
New Mountain Finance Corp.
5.000%, 6/15/19	31,000	32,085
TCP Capital Corp.
4.625%, 3/1/22§	30,000	30,675

		62,760

Consumer Finance (0.4%)
Encore Capital Group, Inc.
3.250%, 3/15/22§	30,000	32,306
EZCORP, Inc.
2.875%, 7/1/24§	50,000	51,062
PRA Group, Inc.
3.500%, 6/1/23§	10,000	10,844

		94,212

Insurance (1.2%)
Fidelity National Financial, Inc.
4.250%, 8/15/18	100,000	269,563

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
Blackstone Mortgage Trust, Inc. (REIT)
4.375%, 5/5/22	59,000	60,253
New York Mortgage Trust, Inc. (REIT)
6.250%, 1/15/22	30,000	30,394

		90,647

Thrifts & Mortgage Finance (0.5%)
LendingTree, Inc.
0.625%, 6/1/22§	96,000	120,660

Total Financials		637,842

Health Care (14.0%)
Biotechnology (5.5%)
Acorda Therapeutics, Inc.
1.750%, 6/15/21	65,000	57,484
AMAG Pharmaceuticals, Inc.
3.250%, 6/1/22	50,000	49,500
BioMarin Pharmaceutical, Inc.
0.750%, 10/15/18	85,000	93,447
1.500%, 10/15/20	120,000	141,450
Clovis Oncology, Inc.
2.500%, 9/15/21	83,000	131,036
Emergent BioSolutions, Inc.
2.875%, 1/15/21	38,000	50,944
Immunomedics, Inc.
4.750%, 2/15/20	35,000	63,175
Incyte Corp.
1.250%, 11/15/20	75,000	194,625
Intercept Pharmaceuticals, Inc.
3.250%, 7/1/23	29,000	29,000
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	128,000	137,920
Merrimack Pharmaceuticals, Inc.
4.500%, 7/15/20	75,000	58,313
Neurocrine Biosciences, Inc.
2.250%, 5/15/24§	65,000	66,259
Novavax, Inc.
3.750%, 2/1/23	28,000	11,410
TESARO, Inc.
3.000%, 10/1/21	40,000	147,850

		1,232,413

Health Care Equipment & Supplies (1.4%)
DexCom, Inc.
0.750%, 5/15/22§	21,000	20,711
Hologic, Inc.
0.000%, 12/15/43(e)	83,000	103,698
Invacare Corp.
4.500%, 6/1/22§	24,000	28,770

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
NuVasive, Inc.
2.250%, 3/15/21	$78,000	$97,403
Wright Medical Group, Inc.
2.000%, 2/15/20	58,000	63,256

		313,838

Health Care Providers & Services (1.1%)
Molina Healthcare, Inc.
1.125%, 1/15/20	120,000	203,400
1.625%, 8/15/44	26,000	32,305
Teladoc, Inc.
3.000%, 12/15/22§	10,000	10,550

		246,255

Health Care Technology (0.6%)
Allscripts Healthcare Solutions, Inc.
1.250%, 7/1/20	105,000	105,394
Evolent Health, Inc.
2.000%, 12/1/21§	22,000	27,967

		133,361

Pharmaceuticals (5.4%)
Depomed, Inc.
2.500%, 9/1/21	55,000	48,744
Dermira, Inc.
3.000%, 5/15/22§	104,000	113,490
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	125,000	108,750
Innoviva, Inc.
2.125%, 1/15/23	136,000	127,075
Jazz Investments I Ltd.
1.875%, 8/15/21	120,000	130,950
Medicines Co. (The)
2.500%, 1/15/22	131,000	171,365
Pacira Pharmaceuticals, Inc.
2.375%, 4/1/22§	131,000	131,573
Teva Pharmaceutical Finance Co. LLC
Series C
0.250%, 2/1/26	372,000	398,040

		1,229,987

Total Health Care		3,155,854

Industrials (7.0%)
Aerospace & Defense (0.3%)
Aerojet Rocketdyne Holdings, Inc.
2.250%, 12/15/23§	52,000	58,922

Air Freight & Logistics (1.5%)
Echo Global Logistics, Inc.
2.500%, 5/1/20	139,000	129,617
XPO Logistics, Inc.
4.500%, 10/1/17	60,000	219,638

		349,255

Commercial Services & Supplies (0.2%)
Team, Inc.
5.000%, 8/1/23(b)§	57,000	56,572

Construction & Engineering (1.7%)
Dycom Industries, Inc.
0.750%, 9/15/21	179,000	209,318
Tutor Perini Corp.
2.875%, 6/15/21	143,000	163,646

		372,964

Machinery (1.9%)
Chart Industries, Inc.
2.000%, 8/1/18	208,000	206,180
Greenbrier Cos., Inc. (The)
3.500%, 4/1/18	30,000	39,806
2.875%, 2/1/24§	6,000	6,484
Navistar International Corp.
4.750%, 4/15/19	121,000	121,303
Trinity Industries, Inc.
3.875%, 6/1/36	37,000	45,209

		418,982

Professional Services (0.3%)
Huron Consulting Group, Inc.
1.250%, 10/1/19	73,000	67,890

Transportation Infrastructure (1.1%)
Macquarie Infrastructure Corp.
2.875%, 7/15/19	60,000	65,550
2.000%, 10/1/23	191,000	188,374

		253,924

Total Industrials		1,578,509

Information Technology (33.6%)
Communications Equipment (2.8%)
CalAmp Corp.
1.625%, 5/15/20	60,000	59,775
Ciena Corp.
3.750%, 10/15/18§	150,000	206,250
4.000%, 12/15/20	44,000	63,140
Finisar Corp.
0.500%, 12/15/36§	81,000	80,747
Lumentum Holdings, Inc.
0.250%, 3/15/24§	12,000	14,888
Palo Alto Networks, Inc.
(Zero Coupon), 7/1/19	145,000	188,137
Viavi Solutions, Inc.
1.000%, 3/1/24§	20,000	21,425

		634,362

Electronic Equipment, Instruments & Components (1.1%)
Knowles Corp.
3.250%, 11/1/21	59,000	65,490
TTM Technologies, Inc.
1.750%, 12/15/20	62,000	116,289
Vishay Intertechnology, Inc.
2.250%, 11/15/40	50,000	69,437

		251,216

Internet Software & Services (3.6%)
Akamai Technologies, Inc.
(Zero Coupon), 2/15/19	61,000	59,513
Altaba, Inc.
(Zero Coupon), 12/1/18	67,000	79,060
Cornerstone OnDemand, Inc.
1.500%, 7/1/18	150,000	152,625
Pandora Media, Inc.
1.750%, 12/1/20	110,000	104,706
Twitter, Inc.
0.250%, 9/15/19	125,000	118,125
VeriSign, Inc.
4.452%, 8/15/37	100,000	296,375

		810,404

IT Services (1.4%)
Blackhawk Network Holdings, Inc.
1.500%, 1/15/22§	137,000	153,697
Cardtronics, Inc.
1.000%, 12/1/20	41,000	39,104
CSG Systems International, Inc.
4.250%, 3/15/36	89,000	96,565

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Square, Inc.
0.375%, 3/1/22§	$12,000	$15,945

		305,311

Semiconductors & Semiconductor Equipment (14.7%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	83,000	155,625
Inphi Corp.
1.125%, 12/1/20	28,000	33,390
0.750%, 9/1/21§	15,000	15,131
Integrated Device Technology, Inc.
0.875%, 11/15/22	150,000	159,187
Intel Corp.
3.250%, 8/1/39	165,000	284,419
Microchip Technology, Inc.
1.625%, 2/15/25	137,000	214,062
1.625%, 2/15/27§	485,000	537,138
2.250%, 2/15/37§	12,000	13,110
Micron Technology, Inc.
Series C
2.375%, 5/1/32	9,000	26,505
Series F
2.125%, 2/15/33	47,000	122,611
Series G
3.000%, 11/15/43	465,000	500,166
Novellus Systems, Inc.
2.625%, 5/15/41	127,000	600,075
NVIDIA Corp.
1.000%, 12/1/18	24,000	193,755
ON Semiconductor Corp.
1.000%, 12/1/20	120,000	129,000
Silicon Laboratories, Inc.
1.375%, 3/1/22§	12,000	12,930
Spansion LLC
2.000%, 9/1/20	56,000	155,925
SunPower Corp.
0.750%, 6/1/18	56,000	54,320
4.000%, 1/15/23	30,000	26,925
Synaptics, Inc.
0.500%, 6/15/22§	30,000	30,788
Teradyne, Inc.
1.250%, 12/15/23§	9,000	11,379
Veeco Instruments, Inc.
2.700%, 1/15/23	42,000	44,993

		3,321,434

Software (9.7%)
Citrix Systems, Inc.
0.500%, 4/15/19	150,000	178,406
FireEye, Inc.
Series A
1.000%, 6/1/35	148,000	139,490
Series B
1.625%, 6/1/35	35,000	31,784
HubSpot, Inc.
0.250%, 6/1/22§	61,000	62,525
Nuance Communications, Inc.
1.000%, 12/15/35	158,000	152,371
Proofpoint, Inc.
0.750%, 6/15/20	63,000	78,593
PROS Holdings, Inc.
2.000%, 12/1/19	80,000	86,450
RealPage, Inc.
1.500%, 11/15/22§	47,000	53,433
Red Hat, Inc.
0.250%, 10/1/19	118,000	167,118
Rovi Corp.
0.500%, 3/1/20	60,000	59,962
salesforce.com, Inc.
0.250%, 4/1/18	354,000	489,184
ServiceNow, Inc.
(Zero Coupon), 11/1/18	70,000	106,312
(Zero Coupon), 6/1/22§	119,000	124,058
Synchronoss Technologies, Inc.
0.750%, 8/15/19	95,000	89,834
Take-Two Interactive Software, Inc.
1.000%, 7/1/18	45,000	165,769
Verint Systems, Inc.
1.500%, 6/1/21	129,000	124,888
Workday, Inc.
0.750%, 7/15/18	59,000	75,594

		2,185,771

Technology Hardware, Storage & Peripherals (0.3%)
Electronics For Imaging, Inc.
0.750%, 9/1/19	65,000	70,119

Total Information Technology		7,578,617

Materials (1.3%)
Construction Materials (1.3%)
Cemex SAB de CV
3.720%, 3/15/20	255,000	298,191

Total Materials		298,191

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Colony NorthStar, Inc. (REIT)
5.000%, 4/15/23	65,000	68,697
Spirit Realty Capital, Inc. (REIT)
2.875%, 5/15/19	65,000	64,797
Starwood Waypoint Homes (REIT)
3.500%, 1/15/22§	54,000	58,185

Total Real Estate		191,679

Total Convertible Bonds		16,912,744

Total Long-Term Debt Securities (74.9%) (Cost $15,541,098)		16,912,744

	Number of Shares
CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.7%)
Food Products (0.7%)
Bunge Ltd.,
4.875%	592	64,948
Post Holdings, Inc.,
2.500%	595	93,341

Total Consumer Staples		158,289

Energy (1.2%)
Oil, Gas & Consumable Fuels (1.2%)
Hess Corp.,
8.000%	1,390	78,188
Kinder Morgan, Inc.,
Series A
9.750%	1,691	74,861
Southwestern Energy Co.,
Series B
6.250%	4,000	55,320

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
WPX Energy, Inc.,
Series A
6.250%	1,480	$74,340

Total Energy		282,709

Financials (8.0%)
Banks (7.6%)
Bank of America Corp.,
Series L
7.250%	292	379,016
Huntington Bancshares, Inc.,
Series A
8.500%	363	524,535
Wells Fargo & Co.,
Series L
7.500%	610	809,775

		1,713,326

Capital Markets (0.2%)
AMG Capital Trust II,
5.150%	545	33,620

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Great Ajax Corp. (REIT),
7.250%	1,970	49,742

Total Financials		1,796,688

Health Care (5.7%)
Health Care Equipment & Supplies (1.4%)
Becton Dickinson and Co.,
Series A
6.125%*	5,548	310,078

Health Care Providers & Services (1.5%)
Anthem, Inc.,
5.250%	6,880	354,182

Pharmaceuticals (2.8%)
Allergan plc,
Series A
5.500%	703	628,489

Total Health Care		1,292,749

Industrials (1.8%)
Aerospace & Defense (0.9%)
Arconic, Inc.,
5.375%	4,821	189,513

Commercial Services & Supplies (0.2%)
Stericycle, Inc.,
5.250%	798	50,282

Machinery (0.7%)
Rexnord Corp.,
Series A
5.750%	1,335	71,209
Stanley Black & Decker, Inc.,
5.375%*	802	86,079

		157,288

Total Industrials		397,083

Information Technology (1.1%)
Electronic Equipment, Instruments & Components (1.1%)
Belden, Inc.,
6.750%	1,528	152,769
MTS Systems Corp.,
8.750%	812	97,440

Total Information Technology		250,209

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Crown Castle International Corp. (REIT),
Series A
6.875%*	12	12,712
Welltower, Inc. (REIT),
Series I
6.500%	2,076	135,771

Total Real Estate		148,483

Telecommunication Services (2.2%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Corp.,
Series A
11.125%	2,857	72,482

Wireless Telecommunication Services (1.9%)
T-Mobile US, Inc.,
5.500%	4,167	417,742

Total Telecommunication Services		490,224

Utilities (0.6%)
Electric Utilities (0.3%)
NextEra Energy, Inc.,
6.123%	1,095	60,838

Multi-Utilities (0.3%)
Dominion Energy, Inc.,
Series A
6.750%	1,210	61,686
DTE Energy Co.,
6.500%	200	10,912

		72,598

Total Utilities		133,436

Total Convertible Preferred Stocks (21.9%) (Cost $4,908,150)		4,949,870

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	56,495	56,511

Total Short-Term Investment (0.3%) (Cost $56,511)		56,511

Total Investments (97.1%) (Cost $20,505,759)		21,919,125
Other Assets Less Liabilities (2.9%)		654,620

Net Assets (100%)		$22,573,745

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2017, the market value of these securities amounted to $3,601,716 or 16.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At July 31, 2017, the market value of these securities amounted to $56,572 or 0.3% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2017. Maturity date disclosed is the ultimate maturity date.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Consumer Discretionary	$—	$2,618,251	$—	$2,618,251
Energy	—	853,801	—	853,801
Financials	—	637,842	—	637,842
Health Care	—	3,155,854	—	3,155,854
Industrials	—	1,578,509	—	1,578,509
Information Technology	—	7,578,617	—	7,578,617
Materials	—	298,191	—	298,191
Real Estate	—	191,679	—	191,679
Convertible Preferred Stocks
Consumer Staples	64,948	93,341	—	158,289
Energy	282,709	—	—	282,709
Financials	1,713,326	83,362	—	1,796,688
Health Care	1,292,749	—	—	1,292,749
Industrials	397,083	—	—	397,083
Information Technology	152,769	97,440	—	250,209
Real Estate	148,483	—	—	148,483
Telecommunication Services	490,224	—	—	490,224
Utilities	133,436	—	—	133,436
Short-Term Investments
Investment Companies	56,511	—	—	56,511

Total Assets	$4,732,238	$17,186,887	$—	$21,919,125

Total Liabilities	$—	$—	$—	$—

Total	$4,732,238	$17,186,887	$—	$21,919,125

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2017.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,533,458
Aggregate gross unrealized depreciation	(1,250,109)

Net unrealized appreciation	$1,283,349

Federal income tax cost of investments	$20,635,776

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.9%)
VOLT LIV LLC,
Series 2017-NPL1 A1
3.625%, 2/25/47(e)§	$918,215	$919,873
VOLT LVIII LLC,
Series 2017-NPL5 A1
3.375%, 5/28/47(e)§	792,606	793,824

Total Asset-Backed Securities		1,713,697

Collateralized Mortgage Obligations (13.1%)
CHL Mortgage Pass-Through Trust,
Series 2006-OA5 2A1
1.432%, 4/25/46(l)	1,043,227	874,458
FHLMC,
Series 3998 AZ
4.000%, 2/15/42	1,241,483	1,322,839
FirstKey Mortgage Trust,
Series 2014-1 A8
3.500%, 11/25/44(l)§	451,251	460,352
FNMA,
Series 2013-41 SC
4.152%, 5/25/43(l)	1,199,297	1,037,518
Series 2013-5 EZ
2.000%, 8/25/42	796,951	725,359
Series 2017-13 ML
3.000%, 8/25/41	969,368	984,565
Series 2017-4 CH
3.000%, 6/25/42	238,873	242,319
New Residential Mortgage Loan Trust,
Series 2016-1A A1
3.750%, 3/25/56(l)§	693,157	712,760
RALI Trust,
Series 2006-QS4 A10
6.000%, 4/25/36	841,734	747,909
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-7 A1
6.000%, 6/25/37	637,221	641,810

Total Collateralized Mortgage Obligations		7,749,889

Corporate Bonds (13.1%)
Consumer Discretionary (2.1%)
Auto Components (0.3%)
Dana Financing Luxembourg Sarl
5.750%, 4/15/25§	55,000	57,200
Delphi Automotive plc
4.250%, 1/15/26	25,000	26,591
Icahn Enterprises LP
6.250%, 2/1/22	55,000	57,184

		140,975

Automobiles (0.1%)
Ford Motor Co.
7.450%, 7/16/31	40,000	51,390

Diversified Consumer Services (0.1%)
ServiceMaster Co. LLC (The)
5.125%, 11/15/24§	55,000	56,237

Hotels, Restaurants & Leisure (0.7%)
1011778 BC ULC
4.250%, 5/15/24§	60,000	60,264
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	55,000	57,475
GLP Capital LP
5.375%, 4/15/26	55,000	59,950
Hilton Domestic Operating Co., Inc.
4.250%, 9/1/24§	55,000	55,962
Pinnacle Entertainment, Inc.
5.625%, 5/1/24§	60,000	62,400
Sabre GLBL, Inc.
5.250%, 11/15/23§	53,000	55,186
Six Flags Entertainment Corp.
4.875%, 7/31/24§	55,000	55,897

		407,134

Household Durables (0.1%)
Tempur Sealy International, Inc.
5.625%, 10/15/23	55,000	57,475

Media (0.6%)
Cengage Learning, Inc.
9.500%, 6/15/24§	60,000	52,200
Charter Communications Operating LLC
4.908%, 7/23/25	45,000	48,353
Comcast Corp.
4.200%, 8/15/34	40,000	42,776
4.400%, 8/15/35	5,000	5,421
CSC Holdings LLC
5.250%, 6/1/24	55,000	57,051
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	55,000	56,375
Omnicom Group, Inc.
3.600%, 4/15/26	50,000	50,363
Sirius XM Radio, Inc.
5.000%, 8/1/27§	60,000	61,128

		373,667

Specialty Retail (0.2%)
Home Depot, Inc. (The)
3.000%, 4/1/26	50,000	50,277
Lowe’s Cos., Inc.
3.100%, 5/3/27	25,000	25,015
PetSmart, Inc.
7.125%, 3/15/23§	35,000	31,850
5.875%, 6/1/25§	30,000	28,839

		135,981

Total Consumer Discretionary		1,222,859

Consumer Staples (1.1%)
Beverages (0.0%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	20,000	22,441

Food & Staples Retailing (0.3%)
Kroger Co. (The)
6.150%, 1/15/20	5,000	5,473
3.400%, 4/15/22	50,000	51,545
Rite Aid Corp.
6.125%, 4/1/23§	60,000	59,550
Sysco Corp.
3.250%, 7/15/27	50,000	49,948

		166,516

Food Products (0.6%)
JBS USA LUX SA
7.250%, 6/1/21(b)§	60,000	60,975
Kraft Heinz Foods Co.
2.000%, 7/2/18	50,000	50,139
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	55,000	56,512

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Smithfield Foods, Inc.
4.250%, 2/1/27§	$55,000	$57,106
Unilever Capital Corp.
2.900%, 5/5/27	100,000	99,130

		323,862

Household Products (0.1%)
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	55,000	55,137

Tobacco (0.1%)
Reynolds American, Inc.
4.000%, 6/12/22	60,000	63,743

Total Consumer Staples		631,699

Energy (1.1%)
Energy Equipment & Services (0.0%)
Schlumberger Holdings Corp.
2.350%, 12/21/18§	25,000	25,168

Oil, Gas & Consumable Fuels (1.1%)
BP Capital Markets plc
3.588%, 4/14/27	14,000	14,462
3.723%, 11/28/28	40,000	41,673
Canadian Natural Resources Ltd.
2.950%, 1/15/23	80,000	79,932
Enable Midstream Partners LP
4.400%, 3/15/27	50,000	50,387
Energy Transfer LP
4.750%, 1/15/26	45,000	47,351
4.200%, 4/15/27	5,000	5,041
Extraction Oil & Gas, Inc.
7.375%, 5/15/24(b)§	30,000	30,939
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	35,000	42,408
NGL Energy Partners LP
7.500%, 11/1/23§	55,000	53,075
Peabody Energy Corp.
6.000%, 3/31/22§	55,000	56,100
Petroleos Mexicanos
6.750%, 9/21/47	25,000	26,300
Phillips 66
5.875%, 5/1/42	22,000	26,713
Sanchez Energy Corp.
6.125%, 1/15/23	65,000	53,462
SM Energy Co.
5.000%, 1/15/24	65,000	60,694
Valero Energy Corp.
6.625%, 6/15/37	20,000	24,908
Williams Partners LP
3.750%, 6/15/27	30,000	30,058

		643,503

Total Energy		668,671

Financials (3.0%)
Banks (1.2%)
Bank of America Corp.
2.000%, 1/11/18	15,000	15,032
2.503%, 10/21/22	35,000	34,675
2.881%, 4/24/23(l)	35,000	35,178
Bank of Montreal
1.900%, 8/27/21	50,000	49,451
Citigroup, Inc.
2.279%, 5/17/24(l)	75,000	74,968
Commonwealth Bank of Australia
2.750%, 3/10/22§	75,000	75,862
JPMorgan Chase & Co.
2.972%, 1/15/23	50,000	50,598
4.250%, 10/1/27	50,000	52,804
MUFG Americas Holdings Corp.
1.625%, 2/9/18	15,000	15,004
2.250%, 2/10/20	10,000	10,047
Royal Bank of Canada
2.125%, 3/2/20	25,000	25,125
2.500%, 1/19/21	10,000	10,121
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	50,000	50,858
2.058%, 7/14/21	30,000	29,565
Wells Fargo & Co.
3.069%, 1/24/23	55,000	56,005
3.584%, 5/22/28(l)	50,000	50,777
Westpac Banking Corp.
2.600%, 11/23/20	40,000	40,575
2.000%, 8/19/21	15,000	14,815
2.500%, 6/28/22	5,000	4,992

		696,452

Capital Markets (0.3%)
Goldman Sachs Group, Inc. (The)
3.000%, 4/26/22	15,000	15,177
2.908%, 6/5/23(l)	40,000	40,075
Morgan Stanley
2.750%, 5/19/22	50,000	50,035
3.591%, 7/22/28(l)	55,000	55,039
S&P Global, Inc.
4.400%, 2/15/26	20,000	21,671

		181,997

Consumer Finance (0.6%)
Ally Financial, Inc.
4.125%, 3/30/20	40,000	41,250
4.250%, 4/15/21	5,000	5,163
American Express Co.
2.500%, 8/1/22	40,000	40,003
American Express Credit Corp.
2.250%, 5/5/21	20,000	20,011
2.700%, 3/3/22	40,000	40,464
Discover Financial Services
4.100%, 2/9/27	65,000	65,406
General Motors Financial Co., Inc.
3.950%, 4/13/24	75,000	76,427
Synchrony Financial
3.000%, 8/15/19	50,000	50,810

		339,534

Diversified Financial Services (0.2%)
National Rural Utilities Cooperative Finance Corp.
2.000%, 1/27/20	35,000	35,049
Shell International Finance BV
1.375%, 5/10/19	55,000	54,821
Tempo Acquisition LLC
6.750%, 6/1/25§	55,000	56,963

		146,833

Insurance (0.7%)
AssuredPartners, Inc.
7.000%, 8/15/25(b)§	60,000	60,828
Athene Global Funding
3.000%, 7/1/22§	50,000	49,764
Brighthouse Financial, Inc.
3.700%, 6/22/27§	50,000	49,490
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	60,000	77,271
New York Life Global Funding
2.300%, 6/10/22§	20,000	19,981
2.900%, 1/17/24§	30,000	30,454

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
NFP Corp.
6.875%, 7/15/25§	$60,000	$61,050
Nuveen Finance LLC
2.950%, 11/1/19§	46,000	46,802

		395,640

Total Financials		1,760,456

Health Care (1.8%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	60,000	64,794

Health Care Equipment & Supplies (0.2%)
Becton Dickinson and Co.
2.894%, 6/6/22	75,000	75,262
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	50,000	50,592

		125,854

Health Care Providers & Services (0.9%)
Anthem, Inc.
2.300%, 7/15/18	50,000	50,300
Cardinal Health, Inc.
1.950%, 6/15/18	45,000	45,123
4.368%, 6/15/47	15,000	15,583
Centene Corp.
4.750%, 1/15/25	55,000	57,442
CHS/Community Health Systems, Inc.
6.250%, 3/31/23	55,000	56,375
Envision Healthcare Corp.
6.250%, 12/1/24§	55,000	59,022
Express Scripts Holding Co.
3.400%, 3/1/27	40,000	39,384
Laboratory Corp. of America Holdings
2.500%, 11/1/18	50,000	50,303
Tenet Healthcare Corp.
8.125%, 4/1/22	55,000	59,180
Universal Hospital Services, Inc.
7.625%, 8/15/20	55,000	55,791

		488,503

Pharmaceuticals (0.6%)
Allergan Funding SCS
2.350%, 3/12/18	65,000	65,278
AstraZeneca plc
2.375%, 11/16/20	25,000	25,267
2.375%, 6/12/22	30,000	29,933
inVentiv Group Holdings, Inc.
7.500%, 10/1/24§	55,000	59,950
Mylan NV
3.150%, 6/15/21	45,000	45,901
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	50,000	49,921
Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22	35,000	35,000
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	45,000	44,158

		355,408

Total Health Care		1,034,559

Industrials (1.1%)
Aerospace & Defense (0.1%)
Boeing Co. (The)
6.875%, 3/15/39	21,000	30,424
Lockheed Martin Corp.
4.700%, 5/15/46	45,000	50,278

		80,702

Air Freight & Logistics (0.1%)
FedEx Corp.
4.750%, 11/15/45	45,000	49,078

Airlines (0.0%)
Delta Air Lines, Inc.
3.625%, 3/15/22	25,000	25,827

Building Products (0.1%)
Builders FirstSource, Inc.
5.625%, 9/1/24§	55,000	57,613

Commercial Services & Supplies (0.2%)
Prime Security Services Borrower LLC
9.250%, 5/15/23§	55,000	61,463
Waste Management, Inc.
4.100%, 3/1/45	35,000	36,687

		98,150

Machinery (0.1%)
BlueLine Rental Finance Corp.
9.250%, 3/15/24§	55,000	59,708

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
4.550%, 9/1/44	55,000	61,149
CSX Corp.
3.800%, 11/1/46	50,000	48,005
DAE Funding LLC
5.000%, 8/1/24(b)§	30,000	30,619
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	25,000	26,124

		165,897

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.750%, 2/1/22	45,000	47,063
United Rentals North America, Inc.
4.875%, 1/15/28	60,000	60,225

		107,288

Total Industrials		644,263

Information Technology (0.8%)
Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.
3.875%, 1/12/28	25,000	25,231

Internet Software & Services (0.1%)
eBay, Inc.
2.750%, 1/30/23	55,000	54,928

IT Services (0.0%)
Fidelity National Information Services, Inc.
3.625%, 10/15/20	20,000	20,946

Semiconductors & Semiconductor Equipment (0.1%)
Applied Materials, Inc.
4.350%, 4/1/47	25,000	26,820
Broadcom Corp.
3.625%, 1/15/24§	35,000	36,018
Maxim Integrated Products, Inc.
3.450%, 6/15/27	25,000	24,891

		87,729

Software (0.5%)
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	55,000	62,634

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Informatica LLC
7.125%, 7/15/23§	$55,000	$55,791
Microsoft Corp.
4.450%, 11/3/45	45,000	49,511
Oracle Corp.
4.125%, 5/15/45	45,000	46,635
Sophia LP
9.000%, 9/30/23§	55,000	57,640

		272,211

Technology Hardware, Storage & Peripherals (0.1%)
Hewlett Packard Enterprise Co.
3.600%, 10/15/20	40,000	41,422

Total Information Technology		502,467

Materials (0.5%)
Chemicals (0.1%)
Hexion, Inc.
10.375%, 2/1/22§	55,000	55,621

Containers & Packaging (0.1%)
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	55,000	57,750
International Paper Co.
3.000%, 2/15/27	25,000	24,300

		82,050

Metals & Mining (0.1%)
Vale Overseas Ltd.
5.875%, 6/10/21	35,000	38,149

Paper & Forest Products (0.2%)
Georgia-Pacific LLC
3.600%, 3/1/25§	95,000	98,118

Total Materials		273,938

Real Estate (0.3%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp. (REIT)
3.550%, 7/15/27	55,000	54,625
Boston Properties LP (REIT)
4.125%, 5/15/21	45,000	47,594
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	50,000	50,021
Simon Property Group LP (REIT)
3.375%, 6/15/27	50,000	50,143

Total Real Estate		202,383

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
3.800%, 3/1/24	50,000	51,525
British Telecommunications plc
5.950%, 1/15/18	100,000	101,936
Cincinnati Bell, Inc.
7.000%, 7/15/24§	55,000	55,687
Frontier Communications Corp.
8.500%, 4/15/20	55,000	55,963
Orange SA
2.750%, 2/6/19	50,000	50,688
Telesat Canada
8.875%, 11/15/24§	50,000	56,375
Verizon Communications, Inc.
4.400%, 11/1/34	50,000	49,112

Total Telecommunication Services		421,286

Utilities (0.6%)
Electric Utilities (0.4%)
Duke Energy Corp.
3.750%, 9/1/46	15,000	14,555
Duke Energy Progress LLC
4.150%, 12/1/44	45,000	47,274
Exelon Corp.
3.400%, 4/15/26	25,000	25,187
Fortis, Inc.
2.100%, 10/4/21	55,000	54,168
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27	25,000	25,774
Southern Co. (The)
2.450%, 9/1/18	75,000	75,595

		242,553

Independent Power and Renewable Electricity Producers (0.0%)
NRG Energy, Inc.
7.250%, 5/15/26	30,000	31,706

Multi-Utilities (0.2%)
Berkshire Hathaway Energy Co.
6.500%, 9/15/37	70,000	94,105

Total Utilities		368,364

Total Corporate Bonds		7,730,945

Foreign Government Security (0.1%)
United Mexican States
4.000%, 10/2/23	80,000	84,080

Total Foreign Government Security		84,080

Mortgage-Backed Securities (6.4%)
FHLMC
3.000%, 3/1/46	854,695	857,763
3.500%, 5/1/46	837,142	853,951
3.000%, 9/1/46	756,949	759,193
FNMA
3.500%, 7/1/42	452,461	470,824
3.000%, 9/1/46	853,334	855,597

Total Mortgage-Backed Securities		3,797,328

U.S. Treasury Obligations (13.9%)
U.S. Treasury Bonds
2.750%, 11/15/42	740,000	724,275
2.875%, 8/15/45	480,000	477,900
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/22 TIPS	80,506	80,491

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
0.625%, 9/30/17	$510,000	$509,542
0.875%, 11/30/17	560,000	559,519
1.000%, 2/15/18	530,000	529,544
1.000%, 5/31/18	390,000	389,284
2.000%, 11/30/20	710,000	719,513
2.250%, 3/31/21	780,000	796,758
2.000%, 8/31/21	400,000	404,375
1.750%, 3/31/22	990,000	987,448
2.125%, 2/29/24	980,000	983,828
1.625%, 5/15/26	1,070,000	1,016,709

Total U.S. Treasury Obligations		8,179,186

Total Long-Term Debt Securities (49.5%) (Cost $29,293,552)		29,255,125

	Number of Shares
COMMON STOCKS:
Consumer Discretionary (3.0%)
Automobiles (0.4%)
General Motors Co.	6,778	243,872

Hotels, Restaurants & Leisure (0.3%)
Starbucks Corp.	3,195	172,466

Internet & Direct Marketing Retail (1.1%)
Amazon.com, Inc.*	416	410,917
JD.com, Inc. (ADR)*	5,361	242,156

		653,073

Media (0.9%)
Discovery Communications, Inc., Class A*	8,245	202,827
Twenty-First Century Fox, Inc., Class A	10,105	294,056

		496,883

Specialty Retail (0.3%)
L Brands, Inc.	4,054	188,065

Total Consumer Discretionary		1,754,359

Consumer Staples (1.9%)
Food & Staples Retailing (1.4%)
CVS Health Corp.	3,587	286,709
Kroger Co. (The)	9,621	235,907
Wal-Mart Stores, Inc.	3,408	272,606

		795,222

Tobacco (0.5%)
Philip Morris International, Inc.	2,712	316,517

Total Consumer Staples		1,111,739

Energy (1.3%)
Energy Equipment & Services (0.3%)
Schlumberger Ltd.	2,297	157,574

Oil, Gas & Consumable Fuels (1.0%)
Apache Corp.	3,741	185,105
Exxon Mobil Corp.	1,089	87,163
Newfield Exploration Co.*	6,382	183,355
Pioneer Natural Resources Co.	979	159,675

		615,298

Total Energy		772,872

Financials (4.0%)
Banks (1.5%)
Citigroup, Inc.	6,896	472,031
JPMorgan Chase & Co.	4,853	445,506

		917,537

Capital Markets (0.4%)
Intercontinental Exchange, Inc.	3,285	219,142

Consumer Finance (0.5%)
Capital One Financial Corp.	3,568	307,490

Diversified Financial Services (0.5%)
Leucadia National Corp.	11,977	311,761

Insurance (1.1%)
Chubb Ltd.	1,725	252,644
MetLife, Inc.	7,176	394,680

		647,324

Total Financials		2,403,254

Health Care (3.8%)
Biotechnology (0.6%)
Amgen, Inc.	1,988	346,926

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	7,068	347,604

Health Care Providers & Services (0.6%)
Cigna Corp.	1,943	337,227

Pharmaceuticals (2.0%)
AstraZeneca plc (ADR)	8,144	245,786
Bristol-Myers Squibb Co.	4,422	251,612
Novartis AG (ADR)	3,429	292,151
Roche Holding AG (ADR)	4,059	128,682
Sanofi (ADR)	5,886	278,761

		1,196,992

Total Health Care		2,228,749

Industrials (1.4%)
Electrical Equipment (0.5%)
Eaton Corp. plc	3,843	300,715

Industrial Conglomerates (0.5%)
General Electric Co.	12,618	323,147

Trading Companies & Distributors (0.4%)
MSC Industrial Direct Co., Inc., Class A	2,997	213,416

Total Industrials		837,278

Information Technology (5.3%)
Communications Equipment (0.7%)
Juniper Networks, Inc.	4,599	128,542
Telefonaktiebolaget LM Ericsson (ADR)	39,231	251,863

		380,405

Internet Software & Services (1.0%)
Alphabet, Inc., Class A*	642	607,011

IT Services (1.9%)
Cognizant Technology Solutions Corp., Class A	4,645	321,991
Leidos Holdings, Inc.	3,615	193,186
PayPal Holdings, Inc.*	5,993	350,890
Visa, Inc., Class A	2,392	238,148

		1,104,215

Semiconductors & Semiconductor Equipment (0.4%)
QUALCOMM, Inc.	4,380	232,972

Software (0.8%)
Microsoft Corp.	2,042	148,454
Oracle Corp.	6,869	342,969

		491,423

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.	2,085	310,102

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Total Information Technology		$3,126,128

Materials (0.4%)
Construction Materials (0.4%)
Cemex SAB de CV (ADR)*	28,164	273,473

Total Materials		273,473

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.6%)
Verizon Communications, Inc.	7,168	346,931

Total Telecommunication Services		346,931

Total Common Stocks (21.7%) (Cost $11,435,420)		12,854,783

INVESTMENT COMPANIES:
DoubleLine Floating Rate Fund‡	180,041	1,789,609
DoubleLine Global Bond Fund‡	135,610	1,441,536

Total Investment Companies (5.5%) (Cost $3,125,000)		3,231,145

SHORT-TERM INVESTMENT:
Investment Company (18.6%)
JPMorgan Prime Money Market Fund, IM Shares	10,976,682	10,979,975

Total Short-Term Investment (18.6%) (Cost $10,979,975)		10,979,975

Total Investments (95.3%) (Cost $54,833,947)		56,321,028
Other Assets Less Liabilities (4.7%)		2,784,662

Net Assets (100%)		$59,105,690

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2017, the market value of these securities amounted to $5,450,982 or 9.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At July 31, 2017, the market value of these securities amounted to $183,361 or 0.3% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2017. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of July 31, 2017.

Glossary:

ADR — American Depositary Receipt

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended July 31, 2017, were as follows:

Securities	Value October 31, 2016	Purchases at Cost	Sales at Cost	Value July 31, 2017	Dividend Income	Realized Gain (Loss)†
DoubleLine Floating Rate Fund	$1,780,607	$—	$—	$1,789,609	$48,412	$—
DoubleLine Global Bond Fund	774,063	600,000	—	1,441,536	2,930	—

	$2,554,670	$600,000	$—	$3,231,145	$51,342	$—

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

Total Return Swaps

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank plc	0.400%	Shiller Barclays CAPE US Sector II ER USD Index	4/30/18	$11,000,000	$521,447
Barclays Bank plc	0.470%	Shiller Barclays CAPE US Sector ER USD Index	8/28/17	2,200,000	(4,524)

					$516,923

Glossary:

CAPE — Cyclically Adjusted Price Earnings

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2017:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,713,697	$—	$1,713,697
Collateralized Mortgage Obligations	—	7,749,889	—	7,749,889
Common Stocks
Consumer Discretionary	1,754,359	—	—	1,754,359
Consumer Staples	1,111,739	—	—	1,111,739
Energy	772,872	—	—	772,872
Financials	2,403,254	—	—	2,403,254
Health Care	2,228,749	—	—	2,228,749
Industrials	837,278	—	—	837,278
Information Technology	3,126,128	—	—	3,126,128
Materials	273,473	—	—	273,473
Telecommunication Services	346,931	—	—	346,931
Corporate Bonds
Consumer Discretionary	—	1,222,859	—	1,222,859
Consumer Staples	—	631,699	—	631,699
Energy	—	668,671	—	668,671
Financials	—	1,760,456	—	1,760,456
Health Care	—	1,034,559	—	1,034,559
Industrials	—	644,263	—	644,263
Information Technology	—	502,467	—	502,467
Materials	—	273,938	—	273,938
Real Estate	—	202,383	—	202,383
Telecommunication Services	—	421,286	—	421,286
Utilities	—	368,364	—	368,364
Foreign Government Securities	—	84,080	—	84,080
Investment Companies	3,231,145	—	—	3,231,145
Mortgage-Backed Securities	—	3,797,328	—	3,797,328
Short-Term Investments
Investment Companies	10,979,975	—	—	10,979,975
Total Return Swaps	—	521,447	—	521,447
U.S. Treasury Obligations	—	8,179,186	—	8,179,186

Total Assets	$27,065,903	$29,776,572	$—	$56,842,475

Liabilities:
Total Return Swaps	$—	$(4,524)	$—	$(4,524)

Total Liabilities	$—	$(4,524)	$—	$(4,524)

Total	$27,065,903	$29,772,048	$—	$56,837,951

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2017.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,116,005
Aggregate gross unrealized depreciation	(622,380)

Net unrealized appreciation	$1,493,625

Federal income tax cost of investments	$54,827,403

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.9%)
Auto Components (2.2%)
Brembo SpA	2,500	$38,474
Dana, Inc.	10,000	237,200
Lear Corp.	400	59,276
Superior Industries International, Inc.	2,000	39,100

		374,050

Diversified Consumer Services (0.3%)
Universal Technical Institute, Inc.*	16,000	56,960

Hotels, Restaurants & Leisure (2.6%)
Cheesecake Factory, Inc. (The)	2,000	95,160
Golden Entertainment, Inc.*	4,000	82,320
Nathan’s Famous, Inc.*	1,200	75,000
Wynn Resorts Ltd.	1,400	181,076

		433,556

Household Durables (1.9%)
Bassett Furniture Industries, Inc.	3,500	130,200
Hunter Douglas NV	2,000	175,273
Lennar Corp., Class B	500	22,235

		327,708

Internet & Direct Marketing Retail (0.4%)
Lands’ End, Inc.*	5,000	67,500

Media (9.3%)
Clear Channel Outdoor Holdings, Inc., Class A	14,000	70,980
EW Scripps Co. (The), Class A*	12,000	235,800
JCDecaux SA	4,000	142,316
Liberty Media Corp.-Liberty Braves, Class C*	7,000	176,610
Live Nation Entertainment, Inc.*	1,000	37,270
Loral Space & Communications, Inc.*	1,500	69,825
Madison Square Garden Co. (The), Class A*	901	197,968
Meredith Corp.	400	23,780
MSG Networks, Inc., Class A*	5,000	107,000
Salem Media Group, Inc.	4,000	28,600
Tribune Media Co., Class A	12,000	505,800

		1,595,949

Multiline Retail (0.3%)
JC Penney Co., Inc.*	8,000	43,280

Specialty Retail (2.9%)
Aaron’s, Inc.	800	37,024
Cabela’s, Inc.*	1,000	56,980
Tractor Supply Co.	7,000	392,840

		486,844

Total Consumer Discretionary		3,385,847

Consumer Staples (9.4%)
Beverages (3.1%)
Cott Corp.	12,000	186,481
Davide Campari-Milano SpA	24,000	177,712
National Beverage Corp.	1,000	102,120
Remy Cointreau SA	400	46,059

		512,372

Food & Staples Retailing (0.3%)
Ingles Markets, Inc., Class A	1,500	44,250

Food Products (2.9%)
Maple Leaf Foods, Inc.	5,000	138,199
McCormick & Co., Inc.	1,800	171,504
Snyder’s-Lance, Inc.	5,500	191,345

		501,048

Household Products (1.5%)
Energizer Holdings, Inc.	1,200	55,284
Oil-Dri Corp. of America	5,000	206,800

		262,084

Personal Products (1.6%)
Avon Products, Inc.*	11,000	40,040
Edgewell Personal Care Co.*	3,300	238,260

		278,300

Total Consumer Staples		1,598,054

Energy (3.3%)
Energy Equipment & Services (2.2%)
Dril-Quip, Inc.*	5,000	223,000
Weatherford International plc*	36,000	160,560

		383,560

Oil, Gas & Consumable Fuels (1.1%)
CONSOL Energy, Inc.*	4,000	67,040
Rice Energy, Inc.*	4,000	111,880

		178,920

Total Energy		562,480

Financials (2.9%)
Banks (1.6%)
FCB Financial Holdings, Inc., Class A*	3,400	160,310
Flushing Financial Corp.	3,800	108,414

		268,724

Capital Markets (1.3%)
Cohen & Steers, Inc.	1,800	72,720
Waddell & Reed Financial, Inc., Class A	7,000	144,690

		217,410

Total Financials		486,134

Health Care (2.1%)
Health Care Providers & Services (1.7%)
Kindred Healthcare, Inc.	5,000	44,750
Patterson Cos., Inc.	2,500	104,300
VCA, Inc.*	1,500	138,870

		287,920

Life Sciences Tools & Services (0.4%)
Bio-Rad Laboratories, Inc., Class A*	300	70,689

Total Health Care		358,609

Industrials (26.7%)
Aerospace & Defense (1.3%)
Textron, Inc.	4,500	221,085

Building Products (0.7%)
Armstrong Flooring, Inc.*	7,000	121,520

Commercial Services & Supplies (1.0%)
Team, Inc.*	12,000	172,200

Construction & Engineering (0.2%)
Layne Christensen Co.*	3,000	31,770

Electrical Equipment (0.1%)
AMETEK, Inc.	200	12,316

Machinery (15.9%)
Astec Industries, Inc.	4,000	201,080
CNH Industrial NV	20,000	230,400

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Eastern Co. (The)	8,000	$232,800
EnPro Industries, Inc.	3,000	231,060
Federal Signal Corp.	3,300	61,050
Flowserve Corp.	3,000	123,390
Graco, Inc.	2,000	232,080
ITT, Inc.	1,000	41,000
Mueller Industries, Inc.	12,000	378,001
Mueller Water Products, Inc., Class A	20,000	232,000
Navistar International Corp.*	12,000	369,240
Trinity Industries, Inc.	4,000	109,640
Twin Disc, Inc.*	13,000	219,960
Xylem, Inc.	1,000	56,730

		2,718,431

Road & Rail (2.4%)
Hertz Global Holdings, Inc.*	30,000	410,100

Trading Companies & Distributors (5.1%)
Ashtead Group plc	2,000	42,986
GATX Corp.	3,000	185,490
Herc Holdings, Inc.*	10,500	476,490
Kaman Corp.	3,000	153,360

		858,326

Total Industrials		4,545,748

Information Technology (7.8%)
Communications Equipment (1.4%)
Communications Systems, Inc.	17,000	73,100
EchoStar Corp., Class A*	1,000	60,730
MRV Communications, Inc.*	10,000	99,500

		233,330

Internet Software & Services (4.5%)
Bankrate, Inc.*	20,000	278,000
Gogo, Inc.*	13,000	158,340
Internap Corp.*	50,000	190,000
WebMD Health Corp.*	2,000	132,500

		758,840

IT Services (0.1%)
MoneyGram International, Inc.*	1,500	24,480

Semiconductors & Semiconductor Equipment (0.7%)
Sevcon, Inc.*	5,246	114,625

Technology Hardware, Storage & Peripherals (1.1%)
Diebold Nixdorf, Inc.	8,000	187,200

Total Information Technology		1,318,475

Materials (12.2%)
Chemicals (6.2%)
Ashland Global Holdings, Inc.	500	32,485
Chr Hansen Holding A/S	1,200	96,653
GCP Applied Technologies, Inc.*	11,000	333,300
International Flavors & Fragrances, Inc.	100	13,318
Tredegar Corp.	15,527	234,458
Valvoline, Inc.	15,000	340,050

		1,050,264

Containers & Packaging (1.3%)
Myers Industries, Inc.	13,000	221,000

Metals & Mining (4.7%)
Allegheny Technologies, Inc.	1,000	18,940
Ampco-Pittsburgh Corp.	4,000	57,800
Dominion Diamond Corp.	4,000	56,320
Freeport-McMoRan, Inc.*	10,000	146,200
Handy & Harman Ltd.*	2,300	76,130
Materion Corp.	1,000	38,450
TimkenSteel Corp.*	26,000	413,140

		806,980

Total Materials		2,078,244

Real Estate (3.5%)
Equity Real Estate Investment Trusts (REITs) (3.5%)
Monogram Residential Trust, Inc. (REIT)	16,000	191,360
Ryman Hospitality Properties, Inc. (REIT)	5,500	344,245
Seritage Growth Properties (REIT), Class A	1,200	56,124

Total Real Estate		591,729

Telecommunication Services (6.9%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	10,000	390,000

Wireless Telecommunication Services (4.6%)
Millicom International Cellular SA	2,600	163,176
Millicom International Cellular SA (SDR)	5,000	313,359
United States Cellular Corp.*	8,000	303,040

		779,575

Total Telecommunication Services		1,169,575

Utilities (2.9%)
Electric Utilities (0.7%)
El Paso Electric Co.	200	10,380
Westar Energy, Inc.	2,000	101,500

		111,880

Gas Utilities (2.2%)
National Fuel Gas Co.	6,400	378,944

Total Utilities		490,824

Total Common Stocks (97.6%) (Cost $14,762,648)		16,585,719

CONVERTIBLE PREFERRED STOCK:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc. 0.000%*† (Cost $400)	4	210

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc., expiring 6/30/25*† (Cost $—)	22	9

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	77,399	77,422

Total Short-Term Investment (0.5%) (Cost $77,422)		77,422

Total Investments (98.1%) (Cost $14,840,470)		16,663,360
Other Assets Less Liabilities (1.9%)		330,751

Net Assets (100%)		$16,994,111

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

*	Non-income producing.

†	Securities (totaling $219 or 0.0% of net assets) held at fair value by management.

Glossary:

SDR — Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$3,029,784	$356,063	$—	$3,385,847
Consumer Staples	1,202,779	395,275	—	1,598,054
Energy	562,480	—	—	562,480
Financials	486,134	—	—	486,134
Health Care	358,609	—	—	358,609
Industrials	4,502,762	42,986	—	4,545,748
Information Technology	1,130,750	187,725	—	1,318,475
Materials	1,905,461	172,783	—	2,078,244
Real Estate	591,729	—	—	591,729
Telecommunication Services	693,040	476,535	—	1,169,575
Utilities	490,824	—	—	490,824
Convertible Preferred Stocks
Health Care	—	—	210	210
Short-Term Investments
Investment Companies	77,422	—	—	77,422
Warrants
Health Care	—	—	9	9

Total Assets	$15,031,774	$1,631,367	$219	$16,663,360

Total Liabilities	$—	$—	$—	$—

Total	$15,031,774	$1,631,367	$219	$16,663,360

(a)	A security with a market value of $232,800 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $163,176 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,109,647
Aggregate gross unrealized depreciation	(362,967)

Net unrealized appreciation	$1,746,680

Federal income tax cost of investments	$14,916,680

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Belgium (1.8%)
Anheuser-Busch InBev SA/NV	3,626	$436,972

Chile (2.1%)
Antofagasta plc	41,933	523,388

China (4.7%)
Alibaba Group Holding Ltd. (ADR)*	4,441	688,133
ANTA Sports Products Ltd.	136,000	466,636

		1,154,769

Finland (1.5%)
Sampo OYJ, Class A	6,543	358,079

France (4.1%)
Dassault Systemes SE	5,167	507,013
Financiere de L’Odet	474	505,009

		1,012,022

Germany (6.2%)
Fresenius SE & Co. KGaA	7,106	600,875
Hella KGaA Hueck & Co.	8,238	435,921
Henkel AG & Co. KGaA (Preference)(q)	3,442	487,938

		1,524,734

Israel (2.1%)
Check Point Software Technologies Ltd.*	4,767	504,253

Japan (11.3%)
Kose Corp.	5,500	612,636
Rakuten, Inc.	30,900	377,824
SoftBank Group Corp.	9,000	731,298
THK Co. Ltd.	16,800	514,309
Unicharm Corp.	21,300	546,677

		2,782,744

Jordan (1.6%)
Hikma Pharmaceuticals plc	21,366	398,047

Mexico (3.8%)
Banregio Grupo Financiero SAB de CV	89,000	584,668
Fomento Economico Mexicano SAB de CV	33,400	337,293

		921,961

Peru (1.7%)
Credicorp Ltd.	2,195	406,382

Russia (1.5%)
Magnit PJSC (GDR)	10,336	379,331

South Africa (2.5%)
Naspers Ltd., Class N	2,765	610,225

Spain (1.7%)
Industria de Diseno Textil SA	10,549	419,469

Switzerland (2.7%)
Roche Holding AG	2,624	664,582

United Kingdom (1.8%)
Reckitt Benckiser Group plc	4,458	433,436

United States (48.6%)
Alphabet, Inc., Class A*	686	648,613
Amazon.com, Inc.*	827	816,894
Apple, Inc.	4,305	640,283
Bank of the Ozarks, Inc.	12,140	523,841
Berkshire Hathaway, Inc., Class B*	4,443	777,392
BlackRock, Inc.	1,022	435,914
Charles Schwab Corp. (The)	17,354	744,486
Concho Resources, Inc.*	4,292	559,076
DexCom, Inc.*	5,738	382,208
Ecolab, Inc.	5,091	670,332
EOG Resources, Inc.	6,272	596,718
Facebook, Inc., Class A*	3,994	675,984
FedEx Corp.	2,706	562,929
Gilead Sciences, Inc.	5,636	428,843
IPG Photonics Corp.*	4,638	707,944
O’Reilly Automotive, Inc.*	2,183	445,987
Proofpoint, Inc.*	4,345	370,368
QUALCOMM, Inc.	4,954	263,503
Starbucks Corp.	7,963	429,843
Stryker Corp.	4,437	652,683
Wells Fargo & Co.	11,155	601,701

		11,935,542

Total Investments (99.7%) (Cost $20,399,101)		24,465,936
Other Assets Less Liabilities (0.3%)		85,827

Net Assets (100%)		$24,551,763

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

Sector Weightings as of July 31, 2017	Market Value	% of Net Assets
Information Technology	$5,006,094	20.4%
Financials	4,432,463	18.1
Consumer Discretionary	4,002,799	16.3
Consumer Staples	3,234,283	13.2
Health Care	3,127,238	12.7
Industrials	1,582,247	6.4
Materials	1,193,720	4.9
Energy	1,155,794	4.7
Telecommunication Services	731,298	3.0
Cash and Other	85,827	0.3

		100.0%

Holdings are subject to change without notice.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,692,724	$2,310,075	$—	$4,002,799
Consumer Staples	337,293	2,896,990	—	3,234,283
Energy	1,155,794	—	—	1,155,794
Financials	4,074,384	358,079	—	4,432,463
Health Care	1,463,734	1,663,504	—	3,127,238
Industrials	562,929	1,019,318	—	1,582,247
Information Technology	4,499,081	507,013	—	5,006,094
Materials	670,332	523,388	—	1,193,720
Telecommunication Services	—	731,298	—	731,298

Total Assets	$14,456,271	$10,009,665	$—	$24,465,936

Total Liabilities	$—	$—	$—	$—

Total	$14,456,271	$10,009,665	$—	$24,465,936

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,602,037
Aggregate gross unrealized depreciation	(535,298)

Net unrealized appreciation	$4,066,739

Federal income tax cost of investments	$20,399,197

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (94.2%)
Consumer Discretionary (14.9%)
Auto Components (0.1%)
Icahn Enterprises LP
6.250%, 2/1/22	$35,000	$36,390

Distributors (0.7%)
American Tire Distributors, Inc.
10.250%, 3/1/22§	210,000	218,925

Hotels, Restaurants & Leisure (2.9%)
1011778 BC ULC
4.625%, 1/15/22§	135,000	138,038
6.000%, 4/1/22§	220,000	227,425
Eldorado Resorts, Inc.
7.000%, 8/1/23	114,000	123,405
6.000%, 4/1/25	61,000	65,270
LTF Merger Sub, Inc.
8.500%, 6/15/23§	187,000	198,687
MGM Resorts International
8.625%, 2/1/19	85,000	93,288
Silversea Cruise Finance Ltd.
7.250%, 2/1/25§	41,000	44,049

		890,162

Household Durables (0.7%)
American Greetings Corp.
7.875%, 2/15/25§	115,000	125,063
PulteGroup, Inc.
5.000%, 1/15/27	90,000	92,700

		217,763

Media (9.5%)
Altice Financing SA
7.500%, 5/15/26§	200,000	222,500
Altice Luxembourg SA
7.750%, 5/15/22§	200,000	212,500
AMC Entertainment Holdings, Inc.
6.125%, 5/15/27	102,000	104,422
Cablevision Systems Corp.
7.750%, 4/15/18	185,000	191,822
Cequel Communications Holdings I LLC
6.375%, 9/15/20§	228,000	232,275
5.125%, 12/15/21§	106,000	108,253
Cinemark USA, Inc.
4.875%, 6/1/23	45,000	45,759
CSC Holdings LLC
7.875%, 2/15/18	80,000	82,400
DISH DBS Corp.
7.875%, 9/1/19	142,000	156,697
Lions Gate Entertainment Corp.
5.875%, 11/1/24§	102,000	107,100
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	65,000	66,625
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24§	109,000	104,640
MHGE Parent LLC
8.500%, 8/1/19 PIK§	220,000	220,000
National CineMedia LLC
6.000%, 4/15/22	90,000	92,475
Regal Entertainment Group
5.750%, 3/15/22	134,000	139,869
Sirius XM Radio, Inc.
5.750%, 8/1/21§	225,000	231,480
Unitymedia GmbH
6.125%, 1/15/25§	200,000	215,250
Ziggo Bond Finance BV
6.000%, 1/15/27§	200,000	206,780
Ziggo Secured Finance BV
5.500%, 1/15/27§	200,000	207,000

		2,947,847

Multiline Retail (0.4%)
Cumberland Farms, Inc.
6.750%, 5/1/25§	45,000	48,066
Dollar Tree, Inc.
5.250%, 3/1/20	85,000	87,337

		135,403

Specialty Retail (0.6%)
L Brands, Inc.
6.750%, 7/1/36	85,000	81,016
Penske Automotive Group, Inc.
5.750%, 10/1/22	85,000	87,762

		168,778

Total Consumer Discretionary		4,615,268

Consumer Staples (5.2%)
Beverages (0.3%)
DS Services of America, Inc.
10.000%, 9/1/21§	80,000	84,600

Food & Staples Retailing (1.9%)
BI-LO LLC
8.625%, 9/15/18 PIK§	64,000	25,280
9.250%, 2/15/19§	91,000	79,625
Fresh Market, Inc. (The)
9.750%, 5/1/23§	106,000	86,528
Rite Aid Corp.
9.250%, 3/15/20	100,000	103,875
6.750%, 6/15/21	158,000	163,530
6.125%, 4/1/23§	140,000	138,950

		597,788

Food Products (2.2%)
Clearwater Seafoods, Inc.
6.875%, 5/1/25§	73,000	77,927
JBS USA LUX SA
8.250%, 2/1/20§	115,000	116,724
5.750%, 6/15/25§	223,000	220,129
Lamb Weston Holdings, Inc.
4.875%, 11/1/26§	63,000	65,860
Post Holdings, Inc.
6.000%, 12/15/22§	55,000	58,231
5.750%, 3/1/27§	125,000	132,813

		671,684

Household Products (0.5%)
Spectrum Brands, Inc.
6.625%, 11/15/22	135,000	141,251

Personal Products (0.3%)
Prestige Brands, Inc.
6.375%, 3/1/24§	101,000	108,196

Total Consumer Staples		1,603,519

Energy (13.0%)
Energy Equipment & Services (0.6%)
Nabors Industries, Inc.
5.500%, 1/15/23	61,000	58,225
Precision Drilling Corp.
6.625%, 11/15/20	35,875	35,695
7.750%, 12/15/23	106,000	106,265

		200,185

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Oil, Gas & Consumable Fuels (12.4%)
American Midstream Partners LP
8.500%, 12/15/21§	$147,000	$147,459
Antero Resources Corp.
5.625%, 6/1/23	97,000	99,425
Blue Racer Midstream LLC
6.125%, 11/15/22§	226,000	231,650
Calumet Specialty Products Partners LP
7.625%, 1/15/22	145,000	132,501
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23	90,000	89,442
Concho Resources, Inc.
5.500%, 4/1/23	85,000	87,762
Crestwood Midstream Partners LP
6.250%, 4/1/23	124,000	126,480
5.750%, 4/1/25	74,000	74,000
CrownRock LP
7.750%, 2/15/23§	110,000	117,150
Delek Logistics Partners LP
6.750%, 5/15/25§	130,000	131,625
Genesis Energy LP
5.750%, 2/15/21	180,000	182,700
5.625%, 6/15/24	88,000	85,140
Gulfport Energy Corp.
6.000%, 10/15/24§	55,000	54,484
Holly Energy Partners LP
6.000%, 8/1/24§	56,000	58,310
MEG Energy Corp.
6.500%, 1/15/25§	58,000	55,970
Oasis Petroleum, Inc.
6.875%, 3/15/22	100,000	99,000
Parsley Energy LLC
5.375%, 1/15/25§	75,000	76,545
PBF Holding Co. LLC
7.000%, 11/15/23	105,000	106,050
PBF Logistics LP
6.875%, 5/15/23	214,000	219,885
PDC Energy, Inc.
7.750%, 10/15/22	90,000	93,938
Range Resources Corp.
5.750%, 6/1/21§	85,000	88,081
Rice Energy, Inc.
7.250%, 5/1/23	100,000	107,500
RSP Permian, Inc.
6.625%, 10/1/22	125,000	131,484
Sanchez Energy Corp.
6.125%, 1/15/23	110,000	90,475
SemGroup Corp.
5.625%, 7/15/22	110,000	109,318
5.625%, 11/15/23	75,000	73,688
SM Energy Co.
6.750%, 9/15/26	84,000	83,580
Southern Star Central Corp.
5.125%, 7/15/22§	110,000	112,809
Summit Midstream Holdings LLC
5.500%, 8/15/22	150,000	151,125
Targa Resources Partners LP
6.750%, 3/15/24	95,000	103,075
Tesoro Logistics LP
6.125%, 10/15/21	167,000	172,845
Ultra Resources, Inc.
6.875%, 4/15/22§	60,000	61,836
Western Refining Logistics LP
7.500%, 2/15/23	175,000	188,563
Whiting Petroleum Corp.
5.000%, 3/15/19	80,000	78,900

		3,822,795

Total Energy		4,022,980

Financials (2.9%)
Capital Markets (0.3%)
Eagle Holding Co. II LLC
7.625%, 5/15/22 PIK§	98,000	101,802

Consumer Finance (0.7%)
Ally Financial, Inc.
4.625%, 5/19/22	102,000	107,100
TMX Finance LLC
8.500%, 9/15/18§	112,000	105,070

		212,170

Insurance (1.0%)
Hub Holdings LLC
8.125%, 7/15/19 PIK§	175,000	175,000
HUB International Ltd.
7.875%, 10/1/21§	125,000	130,625

		305,625

Thrifts & Mortgage Finance (0.9%)
Stearns Holdings LLC
9.375%, 8/15/20§	271,000	279,130

Total Financials		898,727

Health Care (11.4%)
Biotechnology (0.4%)
Sterigenics-Nordion Topco LLC
8.125%, 11/1/21 PIK§	116,000	118,610

Health Care Equipment & Supplies (1.2%)
Alere, Inc.
7.250%, 7/1/18	160,000	160,100
Greatbatch Ltd.
9.125%, 11/1/23§	156,000	171,148
Sterigenics-Nordion Holdings LLC
6.500%, 5/15/23§	24,000	24,945

		356,193

Health Care Providers & Services (6.3%)
Centene Corp.
6.125%, 2/15/24	95,000	103,312
Envision Healthcare Corp.
6.250%, 12/1/24§	57,000	61,168
HCA, Inc.
7.500%, 2/15/22	195,000	224,991
7.690%, 6/15/25	91,000	106,072
5.875%, 2/15/26	104,000	113,235
4.500%, 2/15/27	150,000	153,195
IASIS Healthcare LLC
8.375%, 5/15/19	80,000	80,400
LifePoint Health, Inc.
5.500%, 12/1/21	123,000	127,465
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	100,000	108,500
Opal Acquisition, Inc.
7.500%, 7/1/24(b)§	9,000	8,899
10.000%, 10/1/24(b)§	76,000	68,020
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 5/1/23§	152,000	163,780
Surgery Center Holdings, Inc.
8.875%, 4/15/21§	55,000	59,469
6.750%, 7/1/25§	92,000	94,419

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Team Health Holdings, Inc.
6.375%, 2/1/25§	$96,000	$94,320
Tenet Healthcare Corp.
7.500%, 1/1/22§	135,000	146,644
5.125%, 5/1/25§	69,000	69,345
THC Escrow Corp. III
7.000%, 8/1/25§	69,000	68,055
WellCare Health Plans, Inc.
5.250%, 4/1/25	95,000	100,225

		1,951,514

Health Care Technology (0.4%)
Quintiles IMS, Inc.
4.875%, 5/15/23§	125,000	129,687

Pharmaceuticals (3.1%)
Endo Finance LLC
7.250%, 1/15/22§	128,000	125,440
inVentiv Group Holdings, Inc.
7.500%, 10/1/24§	113,000	123,170
Patheon Holdings I BV
7.500%, 2/1/22§	297,000	314,820
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20§	10,000	9,725
7.500%, 7/15/21§	175,000	170,188
6.500%, 3/15/22§	70,000	73,766
6.125%, 4/15/25§	185,000	157,490

		974,599

Total Health Care		3,530,603

Industrials (13.4%)
Aerospace & Defense (0.6%)
Spirit AeroSystems, Inc.
5.250%, 3/15/22	60,000	62,325
TransDigm, Inc.
5.500%, 10/15/20	11,000	11,176
6.000%, 7/15/22	107,000	111,815

		185,316

Airlines (0.8%)
Intrepid Aviation Group Holdings LLC
6.875%, 2/15/19§	268,000	264,141

Building Products (1.9%)
Builders FirstSource, Inc.
10.750%, 8/15/23§	100,000	115,875
Standard Industries, Inc.
5.500%, 2/15/23§	181,000	190,955
6.000%, 10/15/25§	90,000	96,300
Summit Materials LLC
6.125%, 7/15/23	167,000	174,932

		578,062

Commercial Services & Supplies (2.3%)
ACCO Brands Corp.
5.250%, 12/15/24§	120,000	124,500
Alpine Finance Merger Sub LLC
6.875%, 8/1/25§	53,000	54,987
Covanta Holding Corp.
6.375%, 10/1/22	70,000	71,750
5.875%, 7/1/25	47,000	45,825
Multi-Color Corp.
6.125%, 12/1/22§	135,000	141,750
Nielsen Finance LLC
5.000%, 4/15/22§	90,000	92,817
Prime Security Services Borrower LLC
9.250%, 5/15/23§	160,000	178,800

		710,429

Construction & Engineering (1.7%)
AECOM
5.750%, 10/15/22	160,000	167,600
AECOM Global II LLC
5.000%, 4/1/22	95,000	97,256
Michael Baker Holdings LLC
8.875%, 4/15/19 PIK(l)§	81,999	80,615
Michael Baker International LLC
8.250%, 10/15/18§	175,000	174,235

		519,706

Machinery (1.8%)
Novelis Corp.
5.875%, 9/30/26§	136,000	143,140
Park-Ohio Industries, Inc.
6.625%, 4/15/27§	55,000	58,163
Shape Technologies Group, Inc.
7.625%, 2/1/20§	145,000	150,075
Welbilt, Inc.
9.500%, 2/15/24	172,000	199,090

		550,468

Professional Services (0.9%)
Jaguar Holding Co. II
6.375%, 8/1/23§	260,000	275,925

Road & Rail (3.1%)
DAE Funding LLC
5.000%, 8/1/24(b)§	134,000	136,764
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	292,000	305,505
Neovia Logistics Services LLC
8.875%, 8/1/20§	245,000	202,737
Park Aerospace Holdings Ltd.
5.500%, 2/15/24§	162,000	165,046
Watco Cos. LLC
6.375%, 4/1/23§	160,000	167,200

		977,252

Trading Companies & Distributors (0.3%)
International Lease Finance Corp.
6.250%, 5/15/19	80,000	85,777

Total Industrials		4,147,076

Information Technology (12.0%)
Communications Equipment (1.1%)
Aegis Merger Sub, Inc.
10.250%, 2/15/23§	99,000	109,642
CommScope Technologies LLC
6.000%, 6/15/25§	130,000	140,075
ViaSat, Inc.
6.875%, 6/15/20	96,000	97,680

		347,397

Internet Software & Services (2.3%)
Bankrate, Inc.
6.125%, 8/15/18§	94,000	94,588
GTT Communications, Inc.
7.875%, 12/31/24§	128,000	137,280
j2 Cloud Services LLC
8.000%, 8/1/20	130,000	132,600
Match Group, Inc.
6.375%, 6/1/24	85,000	92,756
Rackspace Hosting, Inc.
8.625%, 11/15/24§	109,000	117,720
Zayo Group LLC
5.750%, 1/15/27§	116,000	122,960

		697,904

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
IT Services (2.4%)
Alliance Data Systems Corp.
6.375%, 4/1/20§	$50,000	$50,938
5.375%, 8/1/22§	245,000	248,981
Exela Intermediate LLC
10.000%, 7/15/23§	115,000	111,838
First Data Corp.
7.000%, 12/1/23§	153,000	165,056
Gartner, Inc.
5.125%, 4/1/25§	63,000	66,547
Unisys Corp.
10.750%, 4/15/22§	85,000	93,925

		737,285

Semiconductors & Semiconductor Equipment (1.0%)
NXP BV
4.625%, 6/1/23§	270,000	291,600

Software (3.8%)
BCP Singapore VI Cayman Financing Co. Ltd.
8.000%, 4/15/21§	120,000	119,400
BMC Software, Inc.
7.250%, 6/1/18	39,000	40,365
Boxer Parent Co., Inc.
9.000%, 10/15/19 PIK§	259,000	259,000
Change Healthcare Holdings LLC
5.750%, 3/1/25§	175,000	181,125
CURO Financial Technologies Corp.
12.000%, 3/1/22§	188,000	199,280
Informatica LLC
7.125%, 7/15/23§	105,000	106,509
Sophia LP
9.000%, 9/30/23§	270,000	282,960

		1,188,639

Technology Hardware, Storage & Peripherals (1.4%)
Dell International LLC
5.875%, 6/15/21§	282,000	294,775
7.125%, 6/15/24§	27,000	29,970
NCR Corp.
4.625%, 2/15/21	75,000	76,406
5.875%, 12/15/21	43,000	44,720

		445,871

Total Information Technology		3,708,696

Materials (5.8%)
Chemicals (3.7%)
Blue Cube Spinco, Inc.
10.000%, 10/15/25	82,000	100,911
Eco Services Operations LLC
8.500%, 11/1/22§	162,000	169,695
Huntsman International LLC
4.875%, 11/15/20	98,000	102,714
Koppers, Inc.
6.000%, 2/15/25§	101,000	107,817
NOVA Chemicals Corp.
4.875%, 6/1/24§	80,000	80,448
Nufarm Australia Ltd.
6.375%, 10/15/19§	215,000	220,375
PQ Corp.
6.750%, 11/15/22§	75,000	81,225
Rayonier AM Products, Inc.
5.500%, 6/1/24§	275,000	271,563

		1,134,748

Containers & Packaging (1.7%)
Berry Plastics Corp.
5.125%, 7/15/23	86,000	90,031
BWAY Holding Co.
5.500%, 4/15/24§	130,000	136,175
7.250%, 4/15/25§	225,000	234,563
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	80,000	81,600

		542,369

Metals & Mining (0.4%)
ArcelorMittal
7.500%, 10/15/39	105,000	124,425

Total Materials		1,801,542

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Equinix, Inc. (REIT)
5.875%, 1/15/26	90,000	98,663
SBA Communications Corp. (REIT)
4.875%, 9/1/24	110,000	114,469
Uniti Group LP (REIT)
7.125%, 12/15/24§	62,000	60,682
Uniti Group, Inc. (REIT)
7.125%, 12/15/24§	60,000	58,650

		332,464

Real Estate Management & Development (1.0%)
Greystar Real Estate Partners LLC
8.250%, 12/1/22§	155,000	166,528
Howard Hughes Corp. (The)
5.375%, 3/15/25§	150,000	155,820

		322,348

Total Real Estate		654,812

Telecommunication Services (11.9%)
Diversified Telecommunication Services (8.0%)
CCO Holdings LLC
5.250%, 3/15/21	95,000	97,850
5.250%, 9/30/22	59,000	60,847
5.125%, 5/1/23§	190,000	199,500
5.750%, 2/15/26§	125,000	134,375
5.875%, 5/1/27§	210,000	225,624
CenturyLink, Inc.
Series G
6.875%, 1/15/28	90,000	89,550
Series W
6.750%, 12/1/23	30,000	31,875
Cincinnati Bell, Inc.
7.000%, 7/15/24§	132,000	133,650
Columbus Cable Barbados Ltd.
7.375%, 3/30/21§	200,000	213,250
Frontier Communications Corp.
6.250%, 9/15/21	41,000	36,014
Intelsat Jackson Holdings SA
7.250%, 10/15/20	240,000	230,112
Intelsat Luxembourg SA
8.125%, 6/1/23	170,000	104,771
Level 3 Financing, Inc.
5.375%, 8/15/22	130,000	133,250
SFR Group SA
6.000%, 5/15/22§	200,000	209,000
Sprint Capital Corp.
6.900%, 5/1/19	60,000	63,750
8.750%, 3/15/32	210,000	260,400

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Windstream Services LLC
7.750%, 10/15/20	$242,000	$232,635

		2,456,453

Wireless Telecommunication Services (3.9%)
Digicel Group Ltd.
8.250%, 9/30/20§	215,000	205,325
Digicel Ltd.
6.000%, 4/15/21§	250,000	243,125
Sprint Communications, Inc.
7.000%, 8/15/20	50,000	54,625
Sprint Corp.
7.875%, 9/15/23	240,000	272,112
7.125%, 6/15/24	115,000	127,937
T-Mobile USA, Inc.
6.000%, 3/1/23	123,000	129,925
6.375%, 3/1/25	80,000	86,700
5.375%, 4/15/27	90,000	97,200

		1,216,949

Total Telecommunication Services		3,673,402

Utilities (1.6%)
Independent Power and Renewable Electricity Producers (1.4%)
AES Corp.
4.202%, 6/1/19(l)	91,000	90,886
Calpine Corp.
5.750%, 1/15/25	90,000	84,042
NRG Energy, Inc.
7.875%, 5/15/21	80,000	82,350
Talen Energy Supply LLC
6.500%, 5/1/18	71,000	72,243
4.600%, 12/15/21	140,000	112,182

		441,703

Water Utilities (0.2%)
CD&R Waterworks Merger Sub LLC
6.125%, 8/15/25(b)§	53,000	54,060

Total Utilities		495,763

Total Corporate Bonds		29,152,388

Total Long-Term Debt Securities (94.2%) (Cost $28,509,854)		29,152,388

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (2.5%)
JPMorgan Prime Money Market Fund, IM Shares	760,445	760,672

Total Short-Term Investment (2.5%) (Cost $760,673)		760,672

Total Investments (96.7%) (Cost $29,270,527)		29,913,060
Other Assets Less Liabilities (3.3%)		1,028,830

Net Assets (100%)		$30,941,890

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2017, the market value of these securities amounted to $18,323,822 or 59.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At July 31, 2017, the market value of these securities amounted to $267,743 or 0.9% of net assets.

(l)	Floating Rate Security. Rate disclosed is as of July 31, 2017.

Glossary:

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	0.7%
Barbados	0.7
Brazil	1.1
Canada	2.6
China	0.4
France	0.7
Germany	0.7
Ireland	0.5
Jamaica	1.4
Luxembourg	2.9
Netherlands	2.3
New Zealand	0.3
United Arab Emirates	0.4
United States	82.0
Cash and Other	3.3

100.0%

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$4,615,268	$—	$4,615,268
Consumer Staples	—	1,603,519	—	1,603,519
Energy	—	4,022,980	—	4,022,980
Financials	—	898,727	—	898,727
Health Care	—	3,530,603	—	3,530,603
Industrials	—	4,147,076	—	4,147,076
Information Technology	—	3,708,696	—	3,708,696
Materials	—	1,801,542	—	1,801,542
Real Estate	—	654,812	—	654,812
Telecommunication Services	—	3,673,402	—	3,673,402
Utilities	—	495,763	—	495,763
Short-Term Investments
Investment Companies	760,672	—	—	760,672

Total Assets	$760,672	$29,152,388	$—	$29,913,060

Total Liabilities	$—	$—	$—	$—

Total	$760,672	$29,152,388	$—	$29,913,060

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$964,021
Aggregate gross unrealized depreciation	(325,118)

Net unrealized appreciation	$638,903

Federal income tax cost of investments	$29,274,157

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Edge MSCI Min Vol EAFE Fund	4,950	$349,074
iShares Edge MSCI Min Vol Emerging Markets Fund	2,870	163,877
iShares Edge MSCI Min Vol Global Fund	9,420	758,874
iShares Edge MSCI Min Vol USA Fund	3,880	193,690
PowerShares S&P 500 High Dividend Low Volatility Portfolio	4,790	193,516
PowerShares S&P 500 Low Volatility Portfolio	4,170	188,734
PowerShares S&P Emerging Markets Low Volatility Portfolio	6,670	164,549
PowerShares S&P International Developed Low Volatility Portfolio	10,610	350,873
PowerShares S&P MidCap Low Volatility Portfolio	4,120	180,580
PowerShares S&P SmallCap Low Volatility Portfolio	1,990	87,978
SPDR SSGA US Small Cap Low Volatility Index Fund	990	92,134

Total Investments (99.0%) (Cost $2,578,090)		2,723,879
Other Assets Less Liabilities (1.0%)		27,111

Net Assets (100%)		$2,750,990

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,723,879	$—	$—	$2,723,879

Total Assets	$2,723,879	$—	$—	$2,723,879

Total Liabilities	$—	$—	$—	$—

Total	$2,723,879	$—	$—	$2,723,879

There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$148,309
Aggregate gross unrealized depreciation	(2,520)

Net unrealized appreciation	$145,789

Federal income tax cost of investments	$2,578,090

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
IQ Merger Arbitrage Fund	48,570	$1,497,413
iShares Commodities Select Strategy Fund	14,130	481,268
iShares MSCI Global Agriculture Producers Fund	9,870	269,866
iShares TIPS Bond Fund	13,000	1,477,580
JPMorgan Diversified Alternatives Fund	56,240	1,468,989
PowerShares DB Base Metals Fund*	14,550	244,149
PowerShares DB Commodity Index Tracking Fund*	49,390	742,826
PowerShares DB G10 Currency Harvest Fund*	59,390	1,447,334
PowerShares DB Gold Fund*	29,840	1,207,625
PowerShares DB Silver Fund*	2,650	68,661
ProShares Hedge Replication Fund*	33,450	1,483,842
ProShares RAFI Long/Short‡	39,020	1,475,615
SPDR Bloomberg Barclays Convertible Securities Fund	29,050	1,480,678
Vanguard Global ex-U.S. Real Estate Fund	12,570	735,974
Vanguard REIT Fund	8,550	720,423
WisdomTree Managed Futures Strategy Fund*	37,700	1,456,351

Total Investments (99.6%) (Cost $15,930,943)		16,258,594
Other Assets Less Liabilities (0.4%)		63,185

Net Assets (100%)		$16,321,779

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the nine months ended July 31, 2017, were as follows:

Securities	Value October 31, 2016	Purchases at Cost	Sales at Cost	Value July 31, 2017	Dividend Income	Realized Gain (Loss)†
PowerShares Multi-Strategy Alternative Portfolio*	$1,039,635	$—	$1,046,322	$—	$15,628	$(23,472)
ProShares RAFI Long/Short**	1,077,309	442,190	—	1,475,615	13,700	—

	$2,116,944	$442,190	$1,046,322	$1,475,615	$29,328	$(23,472)

*	Not affiliated at July 31, 2017.

**	Not affiliated at October 31, 2016.

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$16,258,594	$—	$—	$16,258,594

Total Assets	$16,258,594	$—	$—	$16,258,594

Total Liabilities	$—	$—	$—	$—

Total	$16,258,594	$—	$—	$16,258,594

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$661,059
Aggregate gross unrealized depreciation	(153,090)

Net unrealized appreciation	$507,969

Federal income tax cost of investments	$15,750,625

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Core MSCI EAFE Fund	2,940	$184,044
iShares Core MSCI Emerging Markets Fund	900	47,511
iShares Core S&P Total US Stock Market Fund	9,190	518,959
iShares Core U.S. Aggregate Bond Fund	6,540	717,111
iShares Edge MSCI Min Vol EAFE Fund	1,390	98,023
iShares Edge MSCI Min Vol Emerging Markets Fund	400	22,840
iShares Edge MSCI Min Vol USA Fund	3,400	169,728
iShares TIPS Bond Fund	1,400	159,124
PowerShares S&P 500 Low Volatility Portfolio	3,740	169,272
PowerShares S&P Emerging Markets Low Volatility Portfolio	940	23,190
PowerShares S&P International Developed Low Volatility Portfolio	2,960	97,887
PowerShares S&P MidCap Low Volatility Portfolio	2,090	91,605
PowerShares S&P SmallCap Low Volatility Portfolio	970	42,884
SPDR Bloomberg Barclays High Yield Bond Fund	1,600	59,840
SPDR SSGA US Small Cap Low Volatility Index Fund	450	41,879
Vanguard Short-Term Bond Fund	930	74,419
Vanguard Total International Bond Fund	1,100	59,840

Total Investments (98.9%) (Cost $2,493,306)		2,578,156
Other Assets Less Liabilities (1.1%)		28,132

Net Assets (100%)		$2,606,288

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,578,156	$—	$—	$2,578,156

Total Assets	$2,578,156	$—	$—	$2,578,156

Total Liabilities	$—	$—	$—	$—

Total	$2,578,156	$—	$—	$2,578,156

There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,334
Aggregate gross unrealized depreciation	(1,484)

Net unrealized appreciation	$84,850

Federal income tax cost of investments	$2,493,306

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Core MSCI EAFE Fund	3,610	$225,986
iShares Core MSCI Emerging Markets Fund	1,040	54,902
iShares Core S&P Total US Stock Market Fund	10,680	603,099
iShares Core U.S. Aggregate Bond Fund	6,080	666,671
iShares Edge MSCI Min Vol EAFE Fund	1,680	118,474
iShares Edge MSCI Min Vol Emerging Markets Fund	460	26,266
iShares Edge MSCI Min Vol USA Fund	3,920	195,686
iShares TIPS Bond Fund	1,070	121,616
PowerShares S&P 500 Low Volatility Portfolio	4,310	195,071
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,080	26,644
PowerShares S&P International Developed Low Volatility Portfolio	3,580	118,391
PowerShares S&P MidCap Low Volatility Portfolio	2,520	110,452
PowerShares S&P SmallCap Low Volatility Portfolio	1,110	49,073
SPDR Bloomberg Barclays High Yield Bond Fund	260	9,724
SPDR SSGA US Small Cap Low Volatility Index Fund	520	48,394
Vanguard Short-Term Bond Fund	150	12,003
Vanguard Total International Bond Fund	180	9,792

Total Investments (98.9%) (Cost $2,493,134)		2,592,244
Other Assets Less Liabilities (1.1%)		28,281

Net Assets (100%)		$2,620,525

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,592,244	$—	$—	$2,592,244

Total Assets	$2,592,244	$—	$—	$2,592,244

Total Liabilities	$—	$—	$—	$—

Total	$2,592,244	$—	$—	$2,592,244

There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,288
Aggregate gross unrealized depreciation	(1,178)

Net unrealized appreciation	$99,110

Federal income tax cost of investments	$2,493,134

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Core MSCI EAFE Fund	3,910	$244,766
iShares Core MSCI Emerging Markets Fund	1,120	59,125
iShares Core S&P Total US Stock Market Fund	11,660	658,441
iShares Core U.S. Aggregate Bond Fund	5,250	575,663
iShares Edge MSCI Min Vol EAFE Fund	1,810	127,641
iShares Edge MSCI Min Vol Emerging Markets Fund	500	28,550
iShares Edge MSCI Min Vol USA Fund	4,310	215,155
iShares TIPS Bond Fund	840	95,474
PowerShares S&P 500 Low Volatility Portfolio	4,740	214,532
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,160	28,617
PowerShares S&P International Developed Low Volatility Portfolio	3,870	127,981
PowerShares S&P MidCap Low Volatility Portfolio	2,730	119,656
PowerShares S&P SmallCap Low Volatility Portfolio	1,190	52,610
SPDR SSGA US Small Cap Low Volatility Index Fund	560	52,116

Total Investments (98.9%) (Cost $2,493,723)		2,600,327
Other Assets Less Liabilities (1.1%)		27,717

Net Assets (100%)		$2,628,044

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,600,327	$—	$—	$2,600,327

Total Assets	$2,600,327	$—	$—	$2,600,327

Total Liabilities	$—	$—	$—	$—

Total	$2,600,327	$—	$—	$2,600,327

There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,588
Aggregate gross unrealized depreciation	(984)

Net unrealized appreciation	$106,604

Federal income tax cost of investments	$2,493,723

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Core MSCI EAFE Fund	4,130	$258,538
iShares Core MSCI Emerging Markets Fund	1,180	62,292
iShares Core S&P Total US Stock Market Fund	12,520	707,004
iShares Core U.S. Aggregate Bond Fund	4,270	468,206
iShares Edge MSCI Min Vol EAFE Fund	1,910	134,693
iShares Edge MSCI Min Vol Emerging Markets Fund	530	30,263
iShares Edge MSCI Min Vol USA Fund	4,660	232,627
iShares TIPS Bond Fund	680	77,289
PowerShares S&P 500 Low Volatility Portfolio	5,130	232,184
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,230	30,344
PowerShares S&P International Developed Low Volatility Portfolio	4,080	134,926
PowerShares S&P MidCap Low Volatility Portfolio	2,870	125,792
PowerShares S&P SmallCap Low Volatility Portfolio	1,270	56,147
SPDR SSGA US Small Cap Low Volatility Index Fund	590	54,908

Total Investments (98.9%) (Cost $2,492,660)		2,605,213
Other Assets Less Liabilities (1.1%)		28,787

Net Assets (100%)		$2,634,000

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,605,213	$—	$—	$2,605,213

Total Assets	$2,605,213	$—	$—	$2,605,213

Total Liabilities	$—	$—	$—	$—

Total	$2,605,213	$—	$—	$2,605,213

There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,383
Aggregate gross unrealized depreciation	(830)

Net unrealized appreciation	$112,553

Federal income tax cost of investments	$2,492,660

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Core MSCI EAFE Fund	4,350	$272,310
iShares Core MSCI Emerging Markets Fund	1,250	65,988
iShares Core S&P Total US Stock Market Fund	13,380	755,568
iShares Core U.S. Aggregate Bond Fund	3,280	359,652
iShares Edge MSCI Min Vol EAFE Fund	2,010	141,745
iShares Edge MSCI Min Vol Emerging Markets Fund	560	31,976
iShares Edge MSCI Min Vol USA Fund	5,030	251,098
iShares TIPS Bond Fund	520	59,103
PowerShares S&P 500 Low Volatility Portfolio	5,530	250,288
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,300	32,071
PowerShares S&P International Developed Low Volatility Portfolio	4,280	141,540
PowerShares S&P MidCap Low Volatility Portfolio	3,020	132,367
PowerShares S&P SmallCap Low Volatility Portfolio	1,340	59,241
SPDR SSGA US Small Cap Low Volatility Index Fund	620	57,700

Total Investments (98.9%) (Cost $2,492,035)		2,610,647
Other Assets Less Liabilities (1.1%)		29,438

Net Assets (100%)		$2,640,085

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,610,647	$—	$—	$2,610,647

Total Assets	$2,610,647	$—	$—	$2,610,647

Total Liabilities	$—	$—	$—	$—

Total	$2,610,647	$—	$—	$2,610,647

There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$119,288
Aggregate gross unrealized depreciation	(676)

Net unrealized appreciation	$118,612

Federal income tax cost of investments	$2,492,035

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Core MSCI EAFE Fund	4,570	$286,082
iShares Core MSCI Emerging Markets Fund	1,320	69,683
iShares Core S&P Total US Stock Market Fund	14,370	811,474
iShares Core U.S. Aggregate Bond Fund	2,300	252,195
iShares Edge MSCI Min Vol EAFE Fund	2,100	148,092
iShares Edge MSCI Min Vol Emerging Markets Fund	590	33,689
iShares Edge MSCI Min Vol USA Fund	5,380	268,570
iShares TIPS Bond Fund	370	42,054
PowerShares S&P 500 Low Volatility Portfolio	5,920	267,939
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,370	33,798
PowerShares S&P International Developed Low Volatility Portfolio	4,490	148,484
PowerShares S&P MidCap Low Volatility Portfolio	3,160	138,503
PowerShares S&P SmallCap Low Volatility Portfolio	1,410	62,336
SPDR SSGA US Small Cap Low Volatility Index Fund	660	61,423

Total Investments (98.9%) (Cost $2,499,338)		2,624,322
Other Assets Less Liabilities (1.1%)		29,653

Net Assets (100%)		$2,653,975

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,624,322	$—	$—	$2,624,322

Total Assets	$2,624,322	$—	$—	$2,624,322

Total Liabilities	$—	$—	$—	$—

Total	$2,624,322	$—	$—	$2,624,322

There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$125,489
Aggregate gross unrealized depreciation	(505)

Net unrealized appreciation	$124,984

Federal income tax cost of investments	$2,499,338

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Core MSCI EAFE Fund	4,830	$302,358
iShares Core MSCI Emerging Markets Fund	1,390	73,378
iShares Core S&P Total US Stock Market Fund	15,050	849,873
iShares Core U.S. Aggregate Bond Fund	1,310	143,642
iShares Edge MSCI Min Vol EAFE Fund	2,220	156,554
iShares Edge MSCI Min Vol Emerging Markets Fund	620	35,402
iShares Edge MSCI Min Vol USA Fund	5,690	284,045
iShares TIPS Bond Fund	230	26,142
PowerShares S&P 500 Low Volatility Portfolio	6,270	283,780
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,450	35,772
PowerShares S&P International Developed Low Volatility Portfolio	4,730	156,421
PowerShares S&P MidCap Low Volatility Portfolio	3,330	145,954
PowerShares S&P SmallCap Low Volatility Portfolio	1,490	65,873
SPDR SSGA US Small Cap Low Volatility Index Fund	690	64,215

Total Investments (98.9%) (Cost $2,492,537)		2,623,409
Other Assets Less Liabilities (1.1%)		28,988

Net Assets (100%)		$2,652,397

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,623,409	$—	$—	$2,623,409

Total Assets	$2,623,409	$—	$—	$2,623,409

Total Liabilities	$—	$—	$—	$—

Total	$2,623,409	$—	$—	$2,623,409

There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$131,214
Aggregate gross unrealized depreciation	(342)

Net unrealized appreciation	$130,872

Federal income tax cost of investments	$2,492,537

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Core MSCI EAFE Fund	5,100	$319,260
iShares Core MSCI Emerging Markets Fund	1,460	77,073
iShares Core S&P Total US Stock Market Fund	15,850	895,050
iShares Core U.S. Aggregate Bond Fund	330	36,185
iShares Edge MSCI Min Vol EAFE Fund	2,340	165,017
iShares Edge MSCI Min Vol Emerging Markets Fund	650	37,115
iShares Edge MSCI Min Vol USA Fund	6,000	299,520
iShares TIPS Bond Fund	70	7,956
PowerShares S&P 500 Low Volatility Portfolio	6,600	298,716
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,530	37,745
PowerShares S&P International Developed Low Volatility Portfolio	4,980	164,689
PowerShares S&P MidCap Low Volatility Portfolio	3,510	153,843
PowerShares S&P SmallCap Low Volatility Portfolio	1,570	69,410
SPDR SSGA US Small Cap Low Volatility Index Fund	730	67,937

Total Investments (98.9%) (Cost $2,492,300)		2,629,516
Other Assets Less Liabilities (1.1%)		29,279

Net Assets (100%)		$2,658,795

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,629,516	$—	$—	$2,629,516

Total Assets	$2,629,516	$—	$—	$2,629,516

Total Liabilities	$—	$—	$—	$—

Total	$2,629,516	$—	$—	$2,629,516

There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$137,407
Aggregate gross unrealized depreciation	(191)

Net unrealized appreciation	$137,216

Federal income tax cost of investments	$2,492,300

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Core MSCI EAFE Fund	5,160	$323,016
iShares Core MSCI Emerging Markets Fund	1,480	78,129
iShares Core S&P Total US Stock Market Fund	16,080	908,038
iShares Edge MSCI Min Vol EAFE Fund	2,360	166,427
iShares Edge MSCI Min Vol Emerging Markets Fund	660	37,686
iShares Edge MSCI Min Vol USA Fund	6,060	302,515
PowerShares S&P 500 Low Volatility Portfolio	6,670	301,884
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,540	37,992
PowerShares S&P International Developed Low Volatility Portfolio	5,030	166,342
PowerShares S&P MidCap Low Volatility Portfolio	3,550	155,597
PowerShares S&P SmallCap Low Volatility Portfolio	1,750	77,368
SPDR SSGA US Small Cap Low Volatility Index Fund	820	76,313

Total Investments (98.9%) (Cost $2,492,569)		2,631,307
Other Assets Less Liabilities (1.1%)		29,038

Net Assets (100%)		$2,660,345

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,631,307	$—	$—	$2,631,307

Total Assets	$2,631,307	$—	$—	$2,631,307

Total Liabilities	$—	$—	$—	$—

Total	$2,631,307	$—	$—	$2,631,307

There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$138,851
Aggregate gross unrealized depreciation	(113)

Net unrealized appreciation	$138,738

Federal income tax cost of investments	$2,492,569

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.0%)
Auto Components (1.0%)
Bridgestone Corp.	600	$25,345
Continental AG	100	22,551
Delphi Automotive plc	300	27,126
Lear Corp.	100	14,819
Magna International, Inc.	300	14,308
Sumitomo Electric Industries Ltd.	800	12,971
Valeo SA	270	18,711

		135,831

Automobiles (0.3%)
Bayerische Motoren Werke AG	300	27,598
Suzuki Motor Corp.	300	14,232

		41,830

Distributors (0.2%)
Genuine Parts Co.	300	25,479

Hotels, Restaurants & Leisure (1.8%)
Aramark	300	11,958
Aristocrat Leisure Ltd.	900	14,580
Compass Group plc	1,923	41,026
Domino’s Pizza, Inc.	100	18,650
Marriott International, Inc., Class A	200	20,838
Royal Caribbean Cruises Ltd.	100	11,307
Sodexo SA	200	23,636
Starbucks Corp.	1,200	64,776
Whitbread plc	200	10,154
Yum Brands, Inc.	400	30,192

		247,117

Household Durables (0.2%)
Persimmon plc	300	9,911
Sekisui House Ltd.	1,000	17,339
Techtronic Industries Co. Ltd.	500	2,224

		29,474

Leisure Products (0.2%)
Bandai Namco Holdings, Inc.	200	6,957
Hasbro, Inc.	100	10,588
Shimano, Inc.	100	14,677

		32,222

Media (1.6%)
CBS Corp. (Non-Voting), Class B	500	32,915
Comcast Corp., Class A	2,300	93,035
Omnicom Group, Inc.	200	15,748
Walt Disney Co. (The)	600	65,958
WPP plc	1,200	24,478

		232,134

Multiline Retail (0.4%)
Dollar General Corp.	300	22,548
Dollarama, Inc.	100	9,775
Target Corp.	400	22,668

		54,991

Specialty Retail (3.1%)
Best Buy Co., Inc.	300	17,502
Hennes & Mauritz AB, Class B	1,200	31,286
Home Depot, Inc. (The)	700	104,720
Industria de Diseno Textil SA	1,200	47,717
L Brands, Inc.	200	9,278
Lowe’s Cos., Inc.	600	46,440
Nitori Holdings Co. Ltd.	100	14,114
O’Reilly Automotive, Inc.*	100	20,430
Ross Stores, Inc.	500	27,660
TJX Cos., Inc. (The)	1,100	77,341
Ulta Beauty, Inc.*	100	25,121
USS Co. Ltd.	500	10,100

		431,709

Textiles, Apparel & Luxury Goods (1.2%)
adidas AG	150	34,271
LVMH Moet Hennessy Louis Vuitton SE	200	50,359
NIKE, Inc., Class B	1,000	59,050
VF Corp.	400	24,876

		168,556

Total Consumer Discretionary		1,399,343

Consumer Staples (16.7%)
Beverages (3.6%)
Brown-Forman Corp., Class B	400	19,760
Coca-Cola Co. (The)	3,000	137,520
Constellation Brands, Inc., Class A	100	19,335
Diageo plc	2,400	77,533
Dr Pepper Snapple Group, Inc.	300	27,348
Heineken NV	300	31,313
Kirin Holdings Co. Ltd.	1,000	22,046
PepsiCo, Inc.	1,100	128,271
Pernod Ricard SA	200	27,760
Suntory Beverage & Food Ltd.	300	14,722

		505,608

Food & Staples Retailing (2.8%)
Alimentation Couche-Tard, Inc., Class B	400	18,968
Costco Wholesale Corp.	500	79,255
CVS Health Corp.	800	63,944
Kroger Co. (The)	1,000	24,520
Seven & i Holdings Co. Ltd.	900	36,287
Sysco Corp.	900	47,358
Walgreens Boots Alliance, Inc.	400	32,268
Wal-Mart Stores, Inc.	600	47,994
Wesfarmers Ltd.	400	13,034
Woolworths Ltd.	1,400	29,904

		393,532

Food Products (3.5%)
Associated British Foods plc	400	15,643
Conagra Brands, Inc.	400	13,696
Danone SA	800	59,749
General Mills, Inc.	1,200	66,792
Hershey Co. (The)	200	21,062
Kraft Heinz Co. (The)	900	78,714
McCormick & Co., Inc. (Non-Voting)	200	19,060
MEIJI Holdings Co. Ltd.	100	7,973
Mondelez International, Inc., Class A	1,600	70,432
Nestle SA (Registered)	1,200	101,391
Tyson Foods, Inc., Class A	300	19,008
WH Group Ltd.§	14,000	13,138

		486,658

Household Products (3.5%)
Church & Dwight Co., Inc.	400	21,340
Clorox Co. (The)	300	40,047
Colgate-Palmolive Co.	1,200	86,640
Essity AB, Class B*	500	14,497
Henkel AG & Co. KGaA (Preference)(q)	400	56,704
Kimberly-Clark Corp.	500	61,580
Procter & Gamble Co. (The)	1,600	145,312
Reckitt Benckiser Group plc	600	58,336
Svenska Cellulosa AB SCA, Class B	500	4,140

		488,596

Personal Products (2.0%)
Beiersdorf AG	200	21,948
Estee Lauder Cos., Inc. (The), Class A	200	19,798
Kao Corp.	500	30,450

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
L’Oreal SA	270	$55,967
Unilever NV (CVA)	1,400	81,706
Unilever plc	1,300	74,123

		283,992

Tobacco (1.3%)
Altria Group, Inc.	1,400	90,958
British American Tobacco plc	900	55,971
Japan Tobacco, Inc.	1,000	34,777

		181,706

Total Consumer Staples		2,340,092

Energy (2.2%)
Oil, Gas & Consumable Fuels (2.2%)
Exxon Mobil Corp.	1,400	112,056
Snam SpA	6,000	28,383
Suncor Energy, Inc.	800	26,097
TOTAL SA	1,400	71,198
TransCanada Corp.	1,500	76,639

Total Energy		314,373

Financials (16.1%)
Banks (7.5%)
Bank Hapoalim BM	2,000	13,855
Bank of America Corp.	1,300	31,356
Bank of Montreal	1,000	75,845
Bank of Nova Scotia (The)	900	56,068
BB&T Corp.	800	37,856
Canadian Imperial Bank of Commerce	700	60,761
Commonwealth Bank of Australia	400	26,794
Danske Bank A/S	400	16,204
DBS Group Holdings Ltd.	1,000	15,954
Hang Seng Bank Ltd.	1,400	30,471
ING Groep NV	2,000	37,444
JPMorgan Chase & Co.	400	36,720
KBC Group NV	200	16,573
M&T Bank Corp.	200	32,630
National Bank of Canada	400	18,015
Oversea-Chinese Banking Corp. Ltd.	1,000	8,383
PNC Financial Services Group, Inc. (The)	500	64,400
Royal Bank of Canada	1,200	89,522
Skandinaviska Enskilda Banken AB, Class A	2,000	25,341
Svenska Handelsbanken AB, Class A	2,000	29,775
Swedbank AB, Class A	1,200	31,331
Toronto-Dominion Bank (The)	2,200	113,410
US Bancorp	1,800	95,004
Wells Fargo & Co.	1,600	86,304

		1,050,016

Capital Markets (2.4%)
ASX Ltd.	200	8,368
Bank of New York Mellon Corp. (The)	700	37,121
Brookfield Asset Management, Inc., Class A	1,500	58,340
CME Group, Inc.	500	61,310
Intercontinental Exchange, Inc.	200	13,342
Macquarie Group Ltd.	200	13,733
Northern Trust Corp.	200	17,502
S&P Global, Inc.	200	30,718
Singapore Exchange Ltd.	1,000	5,586
T. Rowe Price Group, Inc.	300	24,816
Thomson Reuters Corp.	700	32,059
UBS Group AG (Registered)*	1,800	31,311

		334,206

Consumer Finance (0.3%)
American Express Co.	600	51,138

Insurance (5.9%)
Aflac, Inc.	300	23,925
AIA Group Ltd.	4,200	33,096
Allianz SE (Registered)	210	44,748
Allstate Corp. (The)	400	36,400
Aon plc	400	55,268
Arch Capital Group Ltd.*	200	19,452
Assicurazioni Generali SpA	1,000	18,148
Baloise Holding AG (Registered)	90	14,464
Chubb Ltd.	500	73,230
Cincinnati Financial Corp.	300	22,848
Hannover Rueck SE	100	12,631
Legal & General Group plc	8,000	28,330
Marsh & McLennan Cos., Inc.	900	70,173
Medibank Pvt Ltd.	1,800	3,917
MS&AD Insurance Group Holdings, Inc.	300	10,537
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	250	53,715
Progressive Corp. (The)	900	42,417
Prudential Financial, Inc.	400	45,292
Sampo OYJ, Class A	600	32,836
SCOR SE	400	16,864
Sompo Holdings, Inc.	300	11,788
St James’s Place plc	800	12,846
Swiss Re AG	400	38,575
T&D Holdings, Inc.	900	13,323
Tokio Marine Holdings, Inc.	500	21,067
Travelers Cos., Inc. (The)	300	38,427
Trisura Group Ltd.*	7	144
Willis Towers Watson plc	100	14,888
Zurich Insurance Group AG	50	15,244

		824,593

Total Financials		2,259,953

Health Care (11.4%)
Biotechnology (1.7%)
AbbVie, Inc.	400	27,964
Amgen, Inc.	400	69,804
Biogen, Inc.*	200	57,918
CSL Ltd.	200	20,160
Gilead Sciences, Inc.	600	45,654
Grifols SA	400	11,249

		232,749

Health Care Equipment & Supplies (2.5%)
Baxter International, Inc.	500	30,240
Becton Dickinson and Co.	200	40,280
Cochlear Ltd.	100	11,428
Coloplast A/S, Class B	200	17,191
CR Bard, Inc.	100	32,060
Danaher Corp.	500	40,745
Edwards Lifesciences Corp.*	200	23,036
Hoya Corp.	400	22,590
IDEXX Laboratories, Inc.*	100	16,646
Smith & Nephew plc	800	13,933
Stryker Corp.	600	88,260
Sysmex Corp.	200	11,465

		347,874

Health Care Providers & Services (1.9%)
Cigna Corp.	200	34,712
Express Scripts Holding Co.*	300	18,792
Fresenius Medical Care AG & Co. KGaA	200	18,891

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
HCA Healthcare, Inc.*	400	$32,136
Henry Schein, Inc.*	100	18,221
McKesson Corp.	200	32,374
UnitedHealth Group, Inc.	600	115,086

		270,212

Health Care Technology (0.1%)
Cerner Corp.*	300	19,311

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc.	200	35,106

Pharmaceuticals (5.0%)
Astellas Pharma, Inc.	1,400	17,880
Bayer AG (Registered)	490	62,154
Eli Lilly & Co.	900	74,394
Johnson & Johnson	1,200	159,264
Merck & Co., Inc.	1,900	121,372
Mitsubishi Tanabe Pharma Corp.	700	16,693
Novo Nordisk A/S, Class B	800	34,140
Orion OYJ, Class B	200	10,117
Pfizer, Inc.	2,900	96,164
Roche Holding AG	240	60,785
Sanofi	200	19,111
Zoetis, Inc.	400	25,008

		697,082

Total Health Care		1,602,334

Industrials (15.9%)
Aerospace & Defense (3.8%)
Boeing Co. (The)	300	72,738
General Dynamics Corp.	400	78,532
Lockheed Martin Corp.	300	87,639
Northrop Grumman Corp.	300	78,939
Raytheon Co.	400	68,708
Rockwell Collins, Inc.	200	21,306
Safran SA	400	37,849
Singapore Technologies Engineering Ltd.	2,000	5,564
Thales SA	200	22,158
United Technologies Corp.	500	59,285

		532,718

Air Freight & Logistics (1.0%)
Deutsche Post AG (Registered)	1,200	46,594
United Parcel Service, Inc., Class B	900	99,261

		145,855

Building Products (0.6%)
Assa Abloy AB, Class B	1,200	25,713
Daikin Industries Ltd.	200	21,225
Geberit AG (Registered)	50	24,055
Masco Corp.	500	19,065

		90,058

Commercial Services & Supplies (1.2%)
Cintas Corp.	200	26,970
Dai Nippon Printing Co. Ltd.	1,000	11,039
Republic Services, Inc.	400	25,688
Secom Co. Ltd.	300	22,524
Waste Connections, Inc.	400	25,992
Waste Management, Inc.	800	60,120

		172,333

Construction & Engineering (0.6%)
Obayashi Corp.	1,000	12,046
Skanska AB, Class B	600	13,644
Taisei Corp.	1,000	9,579
Vinci SA	500	44,830

		80,099

Electrical Equipment (0.3%)
Legrand SA	300	20,740
Nidec Corp.	100	11,030
Rockwell Automation, Inc.	100	16,503

		48,273

Industrial Conglomerates (2.2%)
3M Co.	400	80,468
Honeywell International, Inc.	800	108,896
Roper Technologies, Inc.	200	46,492
Siemens AG (Registered)	400	54,336
Smiths Group plc	600	12,152

		302,344

Machinery (1.8%)
Atlas Copco AB, Class A	1,000	36,241
Cummins, Inc.	200	33,580
FANUC Corp.	100	20,468
Fortive Corp.	700	45,318
Illinois Tool Works, Inc.	500	70,355
Schindler Holding AG	70	15,101
Stanley Black & Decker, Inc.	200	28,138

		249,201

Professional Services (0.8%)
Adecco Group AG (Registered)*	200	15,265
Equifax, Inc.	200	29,088
Experian plc	400	7,953
Intertek Group plc	200	11,349
SGS SA (Registered)	7	15,478
Wolters Kluwer NV	600	26,717

		105,850

Road & Rail (2.3%)
Aurizon Holdings Ltd.	2,900	11,646
Canadian National Railway Co.	1,200	94,826
Canadian Pacific Railway Ltd.	200	31,312
ComfortDelGro Corp. Ltd.	3,000	5,114
DSV A/S	300	19,369
East Japan Railway Co.	300	28,164
Hankyu Hanshin Holdings, Inc.	400	14,277
Kintetsu Group Holdings Co. Ltd.	3,000	11,511
Tobu Railway Co. Ltd.	3,000	15,892
Union Pacific Corp.	600	61,776
West Japan Railway Co.	300	21,547

		315,434

Trading Companies & Distributors (1.0%)
Brenntag AG	200	11,351
Bunzl plc	600	18,113
Fastenal Co.	500	21,480
Ferguson plc	500	29,865
ITOCHU Corp.	1,500	23,545
Marubeni Corp.	3,000	19,900
Sumitomo Corp.	1,200	16,235

		140,489

Transportation Infrastructure (0.3%)
Aena SA§	150	29,343
Atlantia SpA	500	15,206

		44,549

Total Industrials		2,227,203

Information Technology (11.6%)
Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	600	45,972
Hexagon AB, Class B	400	19,767
Keyence Corp.	100	46,279
Kyocera Corp.	400	24,353

		136,371

Internet Software & Services (0.6%)
Alphabet, Inc., Class A*	90	85,095

IT Services (4.6%)
Accenture plc, Class A	500	64,410

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Amadeus IT Group SA	400	$24,651
Atos SE	100	15,206
Automatic Data Processing, Inc.	700	83,237
Broadridge Financial Solutions, Inc.	200	15,172
Cognizant Technology Solutions Corp., Class A	500	34,660
Fiserv, Inc.*	400	51,400
Gartner, Inc.*	100	12,832
International Business Machines Corp.	500	72,335
Mastercard, Inc., Class A	700	89,460
Nomura Research Institute Ltd.	300	11,239
Paychex, Inc.	600	34,710
Visa, Inc., Class A	1,300	129,428

		638,740

Semiconductors & Semiconductor Equipment (2.2%)
Infineon Technologies AG	1,000	21,764
Intel Corp.	500	17,735
KLA-Tencor Corp.	200	18,526
Lam Research Corp.	300	47,838
NVIDIA Corp.	500	81,255
Skyworks Solutions, Inc.	200	20,974
Texas Instruments, Inc.	1,100	89,518
Tokyo Electron Ltd.	100	14,128

		311,738

Software (2.2%)
Adobe Systems, Inc.*	300	43,947
ANSYS, Inc.*	100	12,955
Check Point Software Technologies Ltd.*	100	10,578
Citrix Systems, Inc.*	100	7,898
Electronic Arts, Inc.*	400	46,696
Intuit, Inc.	400	54,884
Oracle Corp.	600	29,958
Red Hat, Inc.*	200	19,774
Sage Group plc (The)	800	7,114
SAP SE	600	63,698
Synopsys, Inc.*	200	15,314

		312,816

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	700	104,111
Canon, Inc.	400	13,922
FUJIFILM Holdings Corp.	700	25,734

		143,767

Total Information Technology		1,628,527

Materials (3.7%)
Chemicals (3.3%)
Air Products & Chemicals, Inc.	200	28,430
BASF SE	100	9,540
Celanese Corp.	100	9,617
Dow Chemical Co. (The)	700	44,968
Ecolab, Inc.	400	52,668
Givaudan SA (Registered)	18	35,834
International Flavors & Fragrances, Inc.	100	13,318
Kuraray Co. Ltd.	600	11,701
LyondellBasell Industries NV, Class A	400	36,036
Mitsubishi Chemical Holdings Corp.	2,000	16,853
Novozymes A/S, Class B	400	18,478
PPG Industries, Inc.	300	31,575
Praxair, Inc.	500	65,080
Sherwin-Williams Co. (The)	100	33,727
Shin-Etsu Chemical Co. Ltd.	300	27,512
Sika AG	3	20,679
Symrise AG	200	14,023

		470,039

Construction Materials (0.2%)
Boral Ltd.	2,200	12,179
Vulcan Materials Co.	100	12,312

		24,491

Metals & Mining (0.1%)
Nucor Corp.	300	17,301

Paper & Forest Products (0.1%)
UPM-Kymmene OYJ	400	10,896

Total Materials		522,727

Real Estate (2.2%)
Equity Real Estate Investment Trusts (REITs) (2.1%)
AvalonBay Communities, Inc. (REIT)	100	19,235
Dexus (REIT)	1,200	9,005
Goodman Group (REIT)	3,500	22,288
GPT Group (The) (REIT)	3,000	11,496
Host Hotels & Resorts, Inc. (REIT)	800	14,928
JBG SMITH Properties (REIT)*	100	3,548
Link REIT (REIT)	2,000	16,259
Mirvac Group (REIT)	4,100	7,118
Prologis, Inc. (REIT)	200	12,162
Public Storage (REIT)	200	41,114
Scentre Group (REIT)	3,400	11,234
Simon Property Group, Inc. (REIT)	300	47,550
Stockland (REIT)	4,500	15,120
Unibail-Rodamco SE (REIT)	160	40,031
Vornado Realty Trust (REIT)	200	15,870

		286,958

Real Estate Management & Development (0.1%)
Daito Trust Construction Co. Ltd.	100	16,908

Total Real Estate		303,866

Telecommunication Services (2.7%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	2,900	113,100
Nippon Telegraph & Telephone Corp.	900	44,002
Singapore Telecommunications Ltd.	10,000	29,296
Swisscom AG (Registered)	60	29,331
Telenor ASA	1,000	20,006
Telia Co. AB	3,000	14,101
Telstra Corp. Ltd.	6,300	20,664
Verizon Communications, Inc.	600	29,040

		299,540

Wireless Telecommunication Services (0.5%)
KDDI Corp.	1,200	31,783
NTT DOCOMO, Inc.	1,800	41,847

		73,630

Total Telecommunication Services		373,170

Utilities (6.5%)
Electric Utilities (3.6%)
American Electric Power Co., Inc.	600	42,324
CLP Holdings Ltd.	2,000	21,317
Duke Energy Corp.	600	51,072
Enel SpA	6,000	34,264
Eversource Energy	300	18,237
Fortis, Inc.	500	18,231
NextEra Energy, Inc.	400	58,436
PG&E Corp.	200	13,538

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
PPL Corp.	1,100	$42,163
Red Electrica Corp. SA	1,000	21,451
Southern Co. (The)	1,600	76,688
SSE plc	2,000	36,389
Terna Rete Elettrica Nazionale SpA	3,000	17,139
Tohoku Electric Power Co., Inc.	800	10,899
Xcel Energy, Inc.	800	37,848

		499,996

Gas Utilities (0.5%)
Hong Kong & China Gas Co. Ltd.	14,300	27,059
Osaka Gas Co. Ltd.	3,000	12,014
Tokyo Gas Co. Ltd.	3,000	15,922
UGI Corp.	300	15,141

		70,136

Multi-Utilities (2.2%)
AGL Energy Ltd.	1,200	23,136
Ameren Corp.	300	16,830
CenterPoint Energy, Inc.	500	14,095
CMS Energy Corp.	400	18,496
Consolidated Edison, Inc.	200	16,572
Dominion Energy, Inc.	900	69,462
DTE Energy Co.	300	32,118
National Grid plc	3,850	47,587
NiSource, Inc.	500	13,030
Sempra Energy	500	56,505

		307,831

Water Utilities (0.2%)
American Water Works Co., Inc.	300	24,330
Severn Trent plc	300	8,866

		33,196

Total Utilities		911,159

Total Investments (99.0%) (Cost $12,064,355)		13,882,747
Other Assets Less Liabilities (1.0%)		134,502

Net Assets (100%)		$14,017,249

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2017, the market value of these securities amounted to $42,481 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

CVA — Dutch Certification

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	2.0%
Belgium	0.1
Canada	5.9
Denmark	0.7
Finland	0.4
France	3.7
Germany	4.1
Hong Kong	1.0
Israel	0.2
Italy	0.8
Japan	7.2
Netherlands	0.7
Norway	0.1
Singapore	0.5
Spain	1.0
Sweden	1.8
Switzerland	3.2
United Kingdom	4.7
United States	60.9
Cash and Other	1.0

100.0%

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$925,106	$474,237	$—	$1,399,343
Consumer Staples	1,400,980	939,112	—	2,340,092
Energy	214,792	99,581	—	314,373
Financials	1,566,701	693,252	—	2,259,953
Health Care	1,254,547	347,787	—	1,602,334
Industrials	1,392,475	834,728	—	2,227,203
Information Technology	1,340,672	287,855	—	1,628,527
Materials	345,032	177,695	—	522,727
Real Estate	154,407	149,459	—	303,866
Telecommunication Services	142,140	231,030	—	373,170
Utilities	635,116	276,043	—	911,159

Total Assets	$9,371,968	$4,510,779	$—	$13,882,747

Total Liabilities	$—	$—	$—	$—

Total	$9,371,968	$4,510,779	$—	$13,882,747

There were no transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2017.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,957,048
Aggregate gross unrealized depreciation	(155,204)

Net unrealized appreciation	$1,801,844

Federal income tax cost of investments	$12,080,903

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (24.6%)
ABFC Trust,
Series 2006-OPT1 A2
1.372%, 9/25/36(l)	$169,919	$161,496
Series 2007-NC1 A2
1.532%, 5/25/37(l)§	250,000	216,313
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-HE6 M1
1.702%, 10/25/35(l)	200,000	197,246
American Airlines Pass-Through Trust,
Series 2011-1 A
5.250%, 1/31/21	101,927	109,194
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-R9 M2
2.207%, 10/25/34(l)	105,829	105,984
Series 2005-R11 A1
1.462%, 1/25/36(l)	188,216	188,705
AMMC CLO 17 Ltd.,
Series 2015-17A A1
2.782%, 11/15/27(l)§	90,000	90,405
Argent Securities Trust,
Series 2006-M1 A1
1.382%, 7/25/36(l)	100,555	84,327
Babson CLO Ltd.,
Series 2014-3A AR
2.624%, 1/15/26(l)§	90,000	90,168
Series 2014-IA A1R
2.457%, 7/20/25(l)§	90,000	90,050
Ballyrock CLO LLC,
Series 2014-1A A1R
2.457%, 10/20/26(l)§	90,000	90,002
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE11 M2
1.682%, 11/25/35(l)	200,000	198,854
Series 2007-HE2 2A2
1.342%, 2/25/37(l)	193,472	195,735
BlueMountain CLO Ltd.,
Series 2015-1A A1R
2.634%, 4/13/27(l)§	90,000	90,326
Brazos Higher Education Authority, Inc.,
Series 2011-1 A2
1.989%, 2/25/30(l)	44,235	44,124
Cedar Funding V CLO Ltd.,
Series 2016-5A A1
2.914%, 7/17/28(l)§	90,000	90,791
Chase Funding Trust,
Series 2002-3 2A1
1.872%, 8/25/32(l)	4,078	3,835
Citibank Credit Card Issuance Trust,
Series 2008-A7 A7
2.603%, 5/20/20(l)	115,000	116,214
Citigroup Mortgage Loan Trust,
Series 2006-HE2 A2C
1.382%, 8/25/36(l)	23,598	23,564
Series 2007-AHL1 A2B
1.372%, 12/25/36(l)	187,977	180,928
Series 2007-AMC1 A1
1.392%, 12/25/36(l)§	192,195	125,456
Series 2007-FS1 1A1
4.628%, 10/25/37(e)§	247,449	244,408
Citigroup Mortgage Loan Trust, Asset-Backed Pass-Through Certificates,
Series 2005-OPT3 M2
1.907%, 5/25/35(l)	57,147	57,248
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC3 A1
1.492%, 3/25/37(l)§	152,800	118,019
Continental Airlines Pass-Through Trust,
Series 1998-1 A
6.648%, 9/15/17	17,456	17,456
Countrywide Asset-Backed Certificates,
Series 2002-3 1A1
1.972%, 5/25/32(l)	8,068	7,796
Series 2006-26 1A
1.372%, 6/25/37(l)	151,921	132,721
Series 2007-2 1A
1.372%, 8/25/37(l)	296,500	255,983
Series 2007-9 1A
1.432%, 6/25/47(l)	372,031	322,168
CWABS Asset-Backed Certificates Trust,
Series 2004-15 MV4
2.507%, 4/25/35(l)	180,000	180,405
Series 2005-3 MV5
1.902%, 8/25/35(l)	200,000	200,542
Series 2006-14 2A2
1.382%, 2/25/37(l)	118,939	118,036
Delta Air Lines Pass-Through Trust,
Series 2002-1 G-1
6.718%, 1/2/23	100,187	112,961
Dryden 41 Senior Loan Fund,
Series 2015-41A A
2.804%, 1/15/28(l)§	90,000	90,715
Eaton Vance CLO Ltd.,
Series 2014-1A AR
2.504%, 7/15/26(l)§	90,000	89,999
Education Loan Asset-Backed Trust I,
Series 2013-1 A1
2.032%, 6/25/26(l)§	96,858	96,964
Figueroa CLO Ltd.,
Series 2013-2A A1R
2.524%, 6/20/27(b)(l)§	100,000	99,999
Finn Square CLO Ltd.,
Series 2012-1A A1R
2.506%, 12/24/23(l)§	107,247	107,366

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
First Franklin Mortgage Loan Trust,
Series 2005-FF10 A5
1.592%, 11/25/35(l)	$500,000	$414,922
Series 2005-FF5 M2
1.967%, 1/25/35(l)	90,712	90,956
Series 2006-FF10 A4
1.382%, 7/25/36(l)	161,363	160,554
First NLC Trust,
Series 2007-1 A3
1.412%, 8/25/37(l)§	209,988	136,511
Flagship CLO VIII Ltd.,
Series 2014-8A AR
2.554%, 1/16/26(l)§	90,000	90,360
Flatiron CLO Ltd.,
Series 2014-1A A1R
2.338%, 7/17/26(l)§	250,000	250,489
Greenpoint Manufactured Housing,
Series 2000-1 A4
8.140%, 3/20/30(l)	142,174	147,552
GSAMP Trust,
Series 2006-FM3 A2C
1.432%, 11/25/36(l)	284,365	166,972
Home Equity Asset Trust,
Series 2005-3 M5
1.922%, 8/25/35(l)	200,000	166,244
Honda Auto Receivables Owner Trust,
Series 2015-4 A3
1.230%, 9/23/19	90,000	89,819
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 2A1
1.282%, 10/25/36(l)	33,825	17,378
Series 2006-OPT3 3A4
1.502%, 2/25/36(l)	180,000	174,983
J.G. Wentworth XXXVIII LLC,
Series 2017-1A A
3.990%, 8/16/60§	174,926	180,330
JP Morgan Mortgage Acquisition Corp.,
Series 2006-FRE2 M1
1.572%, 2/25/36(l)	200,000	186,339
JP Morgan Mortgage Acquisition Trust,
Series 2006-WMC2 A1
1.367%, 7/25/36(l)	149,354	114,921
Series 2007-CH1 AV5
1.472%, 11/25/36(l)	97,068	96,928
Series 2007-CH4 A4
1.392%, 1/25/36(l)	518,325	508,510
Limerock CLO III LLC,
Series 2014-3A A1R
2.507%, 10/20/26(l)§	90,000	90,015
Long Beach Mortgage Loan Trust,
Series 2005-1 M2
2.027%, 2/25/35(l)	56,959	57,078
Series 2005-2 M4
2.162%, 4/25/35(l)	133,532	133,997
Series 2005-3 1A
1.492%, 8/25/45(l)	198,232	175,707
Series 2006-10 2A2
1.342%, 11/25/36(l)	472,993	223,604
MASTR Asset-Backed Securities Trust,
Series 2006-AB1 A2
1.462%, 2/25/36(l)	1,930	1,930
Series 2006-HE1 A4
1.522%, 1/25/36(l)	246,441	245,333
Mastr Specialized Loan Trust,
Series 2007-1 A
1.602%, 1/25/37(l)§	371,749	219,958
Mill Creek II CLO Ltd.,
Series 2016-1A A
3.057%, 4/20/28(l)§	90,000	91,493
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE3 A2A
1.292%, 12/25/36(l)	586,016	372,017
Series 2007-NC2 A1
1.362%, 2/25/37(l)§	178,871	138,324
Morgan Stanley Home Equity Loan Trust,
Series 2006-3 A4
1.492%, 4/25/36(l)	400,074	315,019
Series 2007-1 A3
1.372%, 12/25/36(l)	301,756	169,836
National Collegiate Student Loan Trust,
Series 2006-4 A3
1.492%, 2/26/29(l)	3,295	3,278
Navient Student Loan Trust,
Series 2014-1 A3
1.742%, 6/25/31(l)	170,000	168,824
Series 2014-2 A
1.872%, 3/25/83(l)	134,381	132,390
Series 2014-3 A
1.852%, 3/25/83(l)	173,267	170,819
Series 2014-4 A
1.852%, 3/25/83(l)	206,063	203,119
Series 2015-2 A3
1.802%, 11/26/40(l)	115,000	114,593
Series 2016-2A A3
2.732%, 6/25/65(l)§	215,000	220,966
Series 2017-1A A3
2.382%, 7/26/66(l)§	180,000	182,804
Series 2017-3X A3
2.282%, 7/26/66 (l)§	180,000	181,451
Nelnet Student Loan Trust,
Series 2005-4 B
1.567%, 9/22/35(l)	117,005	100,381
Series 2006-2 B
1.514%, 1/25/38(l)	98,561	82,340
Series 2007-1 A3
1.259%, 5/27/25(l)	180,000	176,453
Series 2014-2A A3
2.082%, 7/27/37(l)§	200,000	196,746
Series 2014-4A A2
2.182%, 11/25/48(l)§	85,000	83,119
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE2 A4
1.502%, 3/25/36(l)	205,000	191,902
NovaStar Mortgage Funding Trust,
Series 2005-2 M1
1.877%, 10/25/35(l)	49,240	49,378

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
OCP CLO Ltd.,
Series 2014-6A A1A
2.754%, 7/17/26(l)§	$200,000	$200,010
Option One Mortgage Loan Trust,
Series 2005-1 A4
2.032%, 2/25/35(l)	80,968	81,990
OZLM IX Ltd.,
Series 2014-9A A1R
2.527%, 1/20/27(l)§	200,000	200,751
RAMP Trust,
Series 2007-RS2 A3
1.602%, 5/25/37(l)	178,771	139,903
RASC Trust,
Series 2005-KS10 M1
1.642%, 11/25/35(l)	122,618	122,815
Series 2005-KS7 M3
1.952%, 8/25/35(l)	94,226	94,340
Series 2006-KS9 AI3
1.392%, 11/25/36(l)	259,282	237,667
Saratoga Investment Corp. CLO Ltd.,
Series 2013-1A A1R
2.857%, 10/20/25(l)§	250,000	251,250
Securitized Asset-Backed Receivables LLC Trust,
Series 2005-FR5 M1
1.892%, 8/25/35(l)	177,673	112,861
SG Mortgage Securities Trust,
Series 2007-NC1 A2
1.472%, 12/25/36(l)§	244,231	158,847
SLM Student Loan Trust,
Series 2004-10 A6B
1.864%, 4/27/26(l)§	112,526	113,044
Series 2004-2 B
1.784%, 7/25/39(l)	108,895	98,754
Series 2004-8 B
1.774%, 1/25/40(l)	32,961	30,521
Series 2005-4 A3
1.434%, 1/25/27(l)	152,064	151,153
Series 2005-8 A5
1.484%, 1/25/40(l)	200,000	189,088
Series 2006-9 A5
1.414%, 1/26/26(l)	110,144	109,878
Series 2007-6 B
2.164%, 4/27/43(l)	142,392	134,818
Series 2008-2 B
2.514%, 1/25/83(l)	160,000	149,198
Series 2008-3 B
2.514%, 4/26/83(l)	65,000	60,939
Series 2008-4 B
3.164%, 4/25/29(l)	120,000	117,152
Series 2008-7 B
3.164%, 7/26/83(l)	65,000	63,654
Series 2008-9 B
3.564%, 10/25/83(l)	70,000	70,797
Series 2012-7 B
3.032%, 9/25/43(l)	100,000	94,979
Series 2013-4 A
1.782%, 6/25/43(l)	134,088	133,923
Series 2013-6 A2
1.732%, 2/25/21(l)	12,810	12,812
Soundview Home Loan Trust,
Series 2007-OPT1 2A1
1.312%, 6/25/37(l)	232,203	161,965
SpringCastle America Funding LLC,
Series 2016-AA A
3.050%, 4/25/29§	154,935	155,877
Structured Asset Investment Loan Trust,
Series 2006-1 A3
1.432%, 1/25/36(l)	107,987	107,792
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-WF4 M6
1.902%, 11/25/35(l)	500,000	461,457
Series 2006-GEL4 A3
1.532%, 10/25/36(l)§	170,670	166,296
THL Credit Wind River CLO Ltd.,
Series 2014-2A A2
2.754%, 7/15/26(l)§	250,000	250,676
Toyota Auto Receivables,
Series 2016-C A2A
1.000%, 1/15/19	55,954	55,903
Toyota Auto Receivables Owner Trust,
Series 2016-B A2A
1.020%, 10/15/18	33,393	33,375
USAA Auto Owner Trust,
Series 2016-1 A2
1.070%, 3/15/19	53,901	53,857
Venture XVIII CLO Ltd.,
Series 2014-18A A
2.754%, 10/15/26(l)§	250,000	250,062
Vermont Student Assistance Corp.,
Series 2012-1 A
1.920%, 7/28/34(l)	44,914	44,491
Voya CLO Ltd.,
Series 2013-3A A1R
2.354%, 1/18/26 (l)§	65,000	65,006
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2007-2 A3
1.462%, 4/25/37(l)	158,220	150,971
WhiteHorse VI Ltd.,
Series 2012-1A A1R
2.370%, 2/3/25(l)§	163,445	163,445

Total Asset-Backed Securities		17,485,462

Collateralized Mortgage Obligations (10.4%)
Alternative Loan Trust,
Series 2005-76 1A1
2.256%, 1/25/36(l)	130,018	123,024
Series 2006-HY12 A5
3.311%, 8/25/36(l)	118,389	114,802
Series 2006-OA19 A1
1.408%, 2/20/47(l)	346,402	261,220
Bear Stearns ALT-A Trust,
Series 2004-9 3A1
3.362%, 9/25/34(l)	117,545	116,858
Series 2005-10 22A1
3.467%, 1/25/36(l)	271,831	257,104
Series 2005-2 2A4
3.355%, 4/25/35(l)	105,262	102,526

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
CHL Mortgage Pass-Through Trust,
Series 2005-3 1A2
1.812%, 4/25/35(l)	$133,348	$123,382
CIM Trust,
Series 2015-4AG A1
3.227%, 10/25/57(l)§	118,481	118,980
Citigroup Mortgage Loan Trust,
Series 2015-2 1A1
1.416%, 6/25/47(l)§	126,914	122,403
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-2 2A1
1.532%, 9/25/47(l)	152,467	129,381
DSLA Mortgage Loan Trust,
Series 2006-AR2 2A1A
1.428%, 10/19/36(l)	157,910	139,809
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA7 A1
3.164%, 1/25/37(l)	145,780	127,094
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1
2.937%, 10/25/35(l)	147,116	139,251
GSR Mortgage Loan Trust,
Series 2005-AR7 6A1
3.176%, 11/25/35(l)	100,424	99,977
Impac CMB Trust,
Series 2005-1 1A1
1.752%, 4/25/35(l)	84,224	78,008
Impac Secured Assets Trust,
Series 2007-2 1A1A
1.342%, 5/25/37(l)	175,913	127,966
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR6 6A1
3.683%, 10/25/34(l)	67,214	66,617
Series 2006-AR4 A1A
1.442%, 5/25/46(l)	216,002	198,973
Series 2007-AR15 2A1
3.607%, 8/25/37(l)	243,702	200,508
JP Morgan Mortgage Trust,
Series 2006-A2 5A3
3.154%, 11/25/33(l)	51,664	52,138
Lehman XS Trust,
Series 2005-5N 3A1A
1.532%, 11/25/35(l)	144,756	134,676
Series 2007-4N 1A2A
1.392%, 3/25/47(l)	276,129	250,704
Merrill Lynch Mortgage Investors Trust,
Series 2004-HB1 A3
3.021%, 4/25/29(l)	134,039	134,188
Series 2005-A9 2A1E
3.249%, 12/25/35(l)	115,580	110,677
Series 2006-2 2A
3.042%, 5/25/36(l)	107,092	105,482
RALI Trust,
Series 2006-QA10 A2
1.412%, 12/25/36(l)	178,359	161,675
Series 2006-QA2 1A1
1.482%, 2/25/36(l)	211,719	160,234
Series 2006-QA5 1A1
1.412%, 7/25/36(l)	228,284	152,555
Residential Asset Securitization Trust,
Series 2005-A10 A4
5.500%, 9/25/35	115,382	104,629
Sequoia Mortgage Trust,
Series 2004-12 A1
1.768%, 1/20/35(l)	107,965	103,334
Series 2004-6 A1
2.794%, 7/20/34(l)	119,319	119,239
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20 1A1
3.336%, 1/25/35(l)	151,956	148,142
Series 2004-8 3A
3.409%, 7/25/34(l)	133,597	134,214
Series 2005-12 3A1
3.344%, 6/25/35(l)	112,738	105,263
Series 2005-15 1A1
3.435%, 7/25/35(l)	144,724	126,287
Series 2005-16XS A1
1.572%, 8/25/35(l)	104,694	101,470
Series 2005-17 5A1
3.294%, 8/25/35(l)	125,260	106,537
Structured Asset Mortgage Investments II Trust,
Series 2006-AR6 1A3
1.422%, 7/25/46(l)	430,811	366,291
Series 2006-AR7 A10
1.432%, 8/25/36(l)	131,709	132,397
Wachovia Mortgage Loan Trust,
Series 2006-AMN1 A3
1.472%, 8/25/36(l)	205,280	125,979
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR11 A1A
1.552%, 8/25/45(l)	131,869	127,294
Series 2005-AR13 A1A1
1.522%, 10/25/45(l)	207,523	202,391
Series 2005-AR8 2A1A
1.522%, 7/25/45(l)	128,870	123,164
Series 2006-AR3 A1A
1.776%, 2/25/46(l)	162,198	159,872
Series 2007-HY3 1A1
2.772%, 3/25/37(l)	146,342	133,542
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2007-OA1 2A
1.496%, 12/25/46(l)	253,423	198,242

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-DD 1A1
3.113%, 1/25/35(l)	$128,850	$132,163
Series 2004-I 1A1
3.221%, 7/25/34(l)	42,144	42,219
Series 2006-AR10 5A6
3.386%, 7/25/36(l)	195,520	198,261
Series 2006-AR12 1A1
3.558%, 9/25/36(l)	102,600	98,918
Series 2006-AR4 1A1
3.348%, 4/25/36(l)	112,431	108,699
Series 2006-AR8 2A3
3.252%, 4/25/36(l)	148,853	151,422
Series 2006-AR8 3A2
3.174%, 4/25/36(l)	111,062	110,849

Total Collateralized Mortgage Obligations		7,371,030

Commercial Mortgage-Backed Securities (7.7%)
Banc of America Commercial Mortgage Trust,
Series 2007-5 A4
5.492%, 2/10/51	6,722	6,719
Bayview Commercial Asset Trust,
Series 2004-3 A1
1.602%, 1/25/35(l)§	135,499	131,425
Bear Stearns Commercial Mortgage Securities Trust,
Series 2004-PWR4 X
0.105%, 6/11/41 IO(b)(l)§	6,317,683	17,206
COMM Mortgage Trust,
Series 2012-CR5 XA
1.729%, 12/10/45 IO(l)	517,298	30,797
Series 2013-LC6 A2
1.906%, 1/10/46	73,944	74,013
DBUBS Mortgage Trust,
Series 2011-LC3A XA
0.432%, 8/10/44 IO(l)§	2,012,696	23,487
FHLMC Multifamily Structured Pass-Through Certificates,
Series K005 AX
1.354%, 11/25/19 IO(l)	1,056,133	29,122
Series K007 X1
1.052%, 4/25/20 IO(l)	754,278	17,447
Series K719 X1
0.457%, 6/25/22 IO(l)	1,570,766	21,335
Series KC01 X1
0.714%, 12/25/22 IO(l)	1,547,945	39,014
Series KF02 A2
1.782%, 7/25/20(l)	81,775	81,820
Series KF02 A3
1.862%, 7/25/20(l)	199,450	199,677
Series KJ13 A1
2.055%, 9/25/21	172,811	173,375
Series KS01 X1
1.336%, 1/25/23 IO(l)	493,605	25,034
Series KS07 X
0.653%, 9/25/25 IO(l)	1,500,000	66,942
FNMA ACES,
Series 2009-M2 X
1.473%, 1/25/19 IO(l)	822,786	15,778
Series 2010-M3 A3
4.332%, 3/25/20(l)	179,988	188,972
Series 2010-M4 X
0.733%, 6/25/20 IO(l)	2,680,248	54,955
Series 2010-M5 X
0.903%, 7/25/20 IO(l)	365,113	9,115
Series 2011-M5 X
1.134%, 7/25/21 IO(l)	1,164,467	44,762
Series 2011-M7 A2
2.578%, 9/25/18	91,331	91,705
Series 2012-M17 X2
0.453%, 11/25/22 IO(l)	2,231,721	39,566
Series 2013-M14 FA
1.582%, 8/25/18(l)	127,216	127,294
Series 2013-M4 ASQ2
1.451%, 2/25/18	69,980	69,890
Series 2014-M12 FA
1.304%, 10/25/21(l)	32,805	32,535
Series 2014-M6 X2
0.219%, 5/25/21 IO(l)	4,942,139	33,248
Series 2015-M4 FA
1.442%, 9/25/18(l)	135,884	135,656
Series 2016-M13 FA
1.674%, 11/25/23(l)	174,459	174,438
Series 2016-M2 X3
1.966%, 4/25/36 IO(l)	466,161	30,427
FREMF Mortgage Trust,
Series 2013-K713 X2A
0.100%, 4/25/46 IO§	14,378,512	28,353
GE Business Loan Trust,
Series 2005-1A A3
1.476%, 6/15/33(l)§	88,233	84,454
Series 2007-1A A
1.396%, 4/16/35(l)§	91,642	86,643
GNMA,
Series 2012-112 IO
0.311%, 2/16/53 IO(l)	1,121,222	27,953
Series 2014-125 IO
0.973%, 11/16/54 IO(l)	714,264	48,406
GRACE Mortgage Trust,
Series 2014-GRCE A
3.369%, 6/10/28§	35,000	36,383
GS Mortgage Securities Corp. Trust,
Series 2012-SHOP A
2.933%, 6/5/31§	35,000	35,567
Series 2017-GPTX XCP
0.786%, 5/10/34 IO(b)(l)§	1,500,000	33,142
GS Mortgage Securities Trust,
Series 2010-C1 X
1.395%, 8/10/43 IO(b)(l)§	489,521	16,941
Series 2010-C2 A1
3.849%, 12/10/43§	74,271	76,402
Series 2012-GC6 XA
1.960%, 1/10/45 IO(l)§	773,198	54,989
Series 2013-GC13 A2
2.812%, 7/10/46	200,000	201,443
Series 2013-GC13 XA
0.185%, 7/10/46 IO(l)	4,691,627	23,854

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2007-C1 A4
5.716%, 2/15/51	$165,621	$166,119
Series 2010-C1 XA
1.387%, 6/15/43 IO(b)(l)§	1,233,343	34,582
Series 2010-C2 A2
3.616%, 11/15/43§	381,434	383,167
Series 2010-CNTR A1
3.300%, 8/5/32§	66,426	67,122
Series 2011-C3 A3
4.388%, 2/15/46§	137,627	139,739
Series 2011-C3 XA
1.326%, 2/15/46 IO(b)(l)§	412,509	8,726
Series 2011-C4 A3
4.106%, 7/15/46§	235,388	238,961
Series 2012-C6 XA
1.586%, 5/15/45 IO(l)	587,388	37,466
Series 2012-C8 XA
1.817%, 10/15/45 IO(l)	641,961	45,517
Series 2012-CBX A3
3.139%, 6/15/45	99,486	100,774
Series 2012-CBX XA
1.651%, 6/15/45 IO(l)	654,854	33,749
Series 2013-C13 XA
0.642%, 1/15/46 IO(l)	3,196,663	27,879
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12 XA
0.688%, 7/15/45 IO(l)	2,159,714	48,648
Series 2013-C14 XA
0.770%, 8/15/46 IO(l)	2,180,178	55,929
Series 2013-C15 A2
2.977%, 11/15/45	72,840	73,576
Series 2013-C15 XA
1.297%, 11/15/45 IO(l)	882,155	41,357
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2005-2A 1A
1.482%, 9/25/30(l)§	49,241	48,898
Merrill Lynch Mortgage Trust,
Series 2007-C1 A1A
5.822%, 6/12/50(l)	25,216	25,413
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12 XA
0.897%, 10/15/46 IO(l)	865,848	25,848
Series 2013-C7 A2
1.863%, 2/15/46	159,988	160,100
Series 2013-C7 A4
2.918%, 2/15/46	45,000	45,739
Series 2013-C7 XA
1.484%, 2/15/46 IO(l)	896,173	50,831
Series 2014-C14 A2
2.916%, 2/15/47	175,000	177,478
Morgan Stanley Capital I Trust,
Series 2014-MP A
3.469%, 8/11/33§	35,000	36,455
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§	30,000	32,259
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE XA
0.453%, 1/5/43 IO(b)(l)§	525,000	28,904
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4 A5
2.850%, 12/10/45	180,000	182,103
VNDO Mortgage Trust,
Series 2012-6AVE A
2.996%, 11/15/30§	62,000	63,350
Series 2013-PENN A
3.808%, 12/13/29§	35,000	36,680
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31 AJ
5.660%, 4/15/47(l)	53,666	53,992
WFRBS Commercial Mortgage Trust,
Series 2011-C3 A3
3.998%, 3/15/44§	162,893	166,070
Series 2013-C13 A2
1.964%, 5/15/45	50,000	50,102
Series 2014-C23 XA
0.672%, 10/15/57 IO(l)	917,761	31,458

Total Commercial Mortgage-Backed Securities		5,459,275

Corporate Bonds (22.4%)
Consumer Discretionary (1.2%)
Automobiles (0.1%)
General Motors Co.
4.875%, 10/2/23	40,000	43,131

Diversified Consumer Services (0.0%)
Midas Intermediate Holdco II LLC
7.875%, 10/1/22§	25,000	26,031

Hotels, Restaurants & Leisure (0.2%)
1011778 BC ULC
4.250%, 5/15/24§	28,000	28,123
Churchill Downs, Inc.
5.375%, 12/15/21	35,000	36,313
GLP Capital LP
5.375%, 4/15/26	19,000	20,710
KFC Holding Co.
5.000%, 6/1/24§	17,000	17,701
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 5/15/25§	35,000	34,913

		137,760

Media (0.9%)
21st Century Fox America, Inc.
8.875%, 4/26/23	80,000	103,682
Altice Financing SA
7.500%, 5/15/26§	200,000	222,500
AMC Networks, Inc.
4.750%, 8/1/25	17,000	17,095
Cable One, Inc.
5.750%, 6/15/22§	35,000	36,837
Cequel Communications Holdings I LLC
6.375%, 9/15/20§	13,000	13,244
Charter Communications Operating LLC
6.484%, 10/23/45	90,000	106,101
DISH DBS Corp.
5.875%, 7/15/22	17,000	18,503
Sirius XM Radio, Inc.
5.750%, 8/1/21§	42,000	43,210

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
TEGNA, Inc.
5.500%, 9/15/24§		$35,000	$36,487

			597,659

Multiline Retail (0.0%)
Cumberland Farms, Inc.
6.750%, 5/1/25§		18,000	19,226

Total Consumer Discretionary			823,807

Consumer Staples (0.8%)
Beverages (0.3%)
Anheuser-Busch InBev Finance, Inc.
3.650%, 2/1/26		31,000	32,064
4.900%, 2/1/46		57,000	63,957
Constellation Brands, Inc.
6.000%, 5/1/22		53,000	60,600
DS Services of America, Inc.
10.000%, 9/1/21§		25,000	26,438

			183,059

Food & Staples Retailing (0.2%)
CVS Health Corp.
4.875%, 7/20/35		30,000	33,549
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24		110,000	114,738
4.800%, 11/18/44		30,000	32,047

			180,334

Food Products (0.2%)
Chobani LLC
7.500%, 4/15/25§		24,000	25,710
Dole Food Co., Inc.
7.250%, 6/15/25§		12,000	12,727
Kraft Heinz Foods Co.
3.000%, 6/1/26		70,000	67,138
Post Holdings, Inc.
5.000%, 8/15/26§		5,000	5,132

			110,707

Household Products (0.0%)
Central Garden & Pet Co.
6.125%, 11/15/23		20,000	21,400

Personal Products (0.1%)
First Quality Finance Co., Inc.
4.625%, 5/15/21§		17,000	17,297
5.000%, 7/1/25(b)§		10,000	10,311
High Ridge Brands Co.
8.875%, 3/15/25§		20,000	19,850
Nature’s Bounty Co. (The)
7.625%, 5/15/21§		18,000	19,395

			66,853

Total Consumer Staples			562,353

Energy (1.6%)
Energy Equipment & Services (0.0%)
Transocean Proteus Ltd.
6.250%, 12/1/24§		19,950	20,897

Oil, Gas & Consumable Fuels (1.6%)
Antero Resources Corp.
5.000%, 3/1/25		17,000	16,681
BP Capital Markets plc
3.062%, 3/17/22		70,000	71,940
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27§		10,000	10,400
Diamondback Energy, Inc.
5.375%, 5/31/25		31,000	32,085
Enbridge Energy Partners LP
5.875%, 10/15/25		40,000	46,187
Enbridge, Inc.
1.946%, 6/15/20(l)		50,000	50,028
Gulfport Energy Corp.
6.375%, 5/15/25§		5,000	5,000
Newfield Exploration Co.
5.625%, 7/1/24		17,000	17,871
Parsley Energy LLC
6.250%, 6/1/24§		18,000	19,091
Petrobras Global Finance BV
8.375%, 5/23/21		200,000	225,440
QEP Resources, Inc.
5.375%, 10/1/22		3,000	2,959
5.250%, 5/1/23		12,000	11,673
Regency Energy Partners LP
5.000%, 10/1/22		150,000	160,730
Rockies Express Pipeline LLC
5.625%, 4/15/20(b)§		18,000	19,041
Sabine Pass Liquefaction LLC
5.000%, 3/15/27		100,000	107,097
Spectra Energy Partners LP
1.920%, 6/5/20(l)		100,000	100,334
Texas Eastern Transmission LP
2.800%, 10/15/22§		100,000	99,123
Williams Partners LP
3.600%, 3/15/22		90,000	92,534

			1,088,214

Total Energy			1,109,111

Financials (11.3%)
Banks (8.2%)
Bank of America Corp.
6.875%, 4/25/18		105,000	108,879
5.650%, 5/1/18		275,000	282,938
7.625%, 6/1/19		175,000	192,470
3.300%, 1/11/23		400,000	410,350
3.875%, 8/1/25		300,000	312,110
3.705%, 4/24/28(l)		125,000	126,461
Barclays Bank plc
7.625%, 11/21/22		200,000	231,180
Barclays plc
8.250%, 12/15/18(l)(y)		100,000	106,000
Citigroup, Inc.
6.125%, 11/21/17		90,000	91,262
1.800%, 2/5/18		100,000	100,026
2.500%, 9/26/18		150,000	151,639
3.668%, 7/24/28(l)		125,000	125,673
Credit Suisse Group Funding Guernsey Ltd.
3.750%, 3/26/25		250,000	254,219
Discover Bank
2.000%, 2/21/18		75,000	75,083
HBOS plc
6.750%, 5/21/18§		100,000	103,709
HSBC Holdings plc
6.000%, 9/29/23(l)(m)(y)	EUR	200,000	270,498
JPMorgan Chase & Co.
2.550%, 10/29/20		$105,000	106,273
2.682%, 3/1/21(l)		200,000	206,000
3.900%, 7/15/25		175,000	183,999
Series 1
7.900%, 4/30/18(l)(y)		200,000	207,500

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
KBC Bank NV
8.000%, 1/25/23(l)(m)		$200,000	$205,500
Lloyds Banking Group plc
7.625%, 6/27/23(l)(m)(y)	GBP	200,000	296,232
Mitsubishi UFJ Financial Group, Inc.
2.190%, 9/13/21		$100,000	99,059
Mizuho Financial Group, Inc.
2.376%, 9/13/21(l)		100,000	101,747
Royal Bank of Scotland Group plc
7.500%, 8/10/20(l)(y)		100,000	105,370
Santander Holdings USA, Inc.
2.642%, 11/24/17(l)		200,000	200,678
Santander UK Group Holdings plc
2.875%, 10/16/20		85,000	86,409
Santander UK plc
2.500%, 3/14/19		200,000	201,848
Societe Generale SA
7.375%, 9/13/21(l)(y)§		100,000	109,750
Standard Chartered plc
2.308%, 8/19/19(l)§		200,000	202,150
Toronto-Dominion Bank (The)
2.303%, 4/7/21(l)		100,000	102,204
Wells Fargo & Co.
2.600%, 7/22/20		100,000	101,634
3.000%, 4/22/26		85,000	83,692
3.584%, 5/22/28(l)		280,000	284,351

			5,826,893

Capital Markets (2.1%)
Blackstone CQP Holdco LP
6.500%, 3/20/21§		50,000	51,563
Deutsche Bank AG
4.250%, 10/14/21		200,000	210,218
Goldman Sachs Group, Inc. (The)
6.150%, 4/1/18		115,000	118,350
2.282%, 11/15/18(l)		100,000	100,988
3.850%, 7/8/24		245,000	254,705
3.500%, 1/23/25		100,000	101,411
Morgan Stanley
5.625%, 9/23/19		200,000	215,087
2.243%, 7/22/22(l)		100,000	100,117
Series F
3.875%, 4/29/24		100,000	104,486
MSCI, Inc.
4.750%, 8/1/26§		18,000	18,720
UBS AG
1.539%, 12/7/18(b)(l)§		200,000	200,050

			1,475,695

Consumer Finance (0.9%)
American Express Co.
7.000%, 3/19/18		150,000	155,123
Ford Motor Credit Co. LLC
2.145%, 1/9/18		100,000	100,234
3.157%, 8/4/20		200,000	204,516
Navient Corp.
5.875%, 3/25/21		100,000	105,560
OneMain Financial Holdings LLC
6.750%, 12/15/19§		100,000	104,687

			670,120

Diversified Financial Services (0.1%)
Shell International Finance BV
3.250%, 5/11/25		50,000	51,374

Total Financials			8,024,082

Health Care (2.1%)
Biotechnology (0.6%)
AbbVie, Inc.
3.600%, 5/14/25		100,000	103,242
4.700%, 5/14/45		35,000	37,796
Amgen, Inc.
4.663%, 6/15/51		100,000	108,311
Biogen, Inc.
3.625%, 9/15/22		55,000	57,918
Celgene Corp.
5.000%, 8/15/45		50,000	56,885
Gilead Sciences, Inc.
4.500%, 2/1/45		50,000	53,146

			417,298

Health Care Equipment & Supplies (0.3%)
Boston Scientific Corp.
3.850%, 5/15/25		100,000	104,140
Hill-Rom Holdings, Inc.
5.750%, 9/1/23§		20,000	21,025
Zimmer Biomet Holdings, Inc.
3.550%, 4/1/25		100,000	100,950

			226,115

Health Care Providers & Services (1.0%)
Aetna, Inc.
1.500%, 11/15/17		150,000	149,956
Anthem, Inc.
1.875%, 1/15/18		100,000	100,097
Cardinal Health, Inc.
2.616%, 6/15/22		50,000	50,419
Centene Corp.
4.750%, 1/15/25		35,000	36,554
DaVita, Inc.
5.125%, 7/15/24		70,000	71,925
HCA, Inc.
4.750%, 5/1/23		70,000	73,850
Molina Healthcare, Inc.
5.375%, 11/15/22		18,000	19,181
4.875%, 6/15/25§		18,000	18,315
Tenet Healthcare Corp.
4.500%, 4/1/21		35,000	35,831
UnitedHealth Group, Inc.
6.000%, 2/15/18		100,000	102,343
WellCare Health Plans, Inc.
5.250%, 4/1/25		13,000	13,715

			672,186

Health Care Technology (0.0%)
Quintiles IMS, Inc.
4.875%, 5/15/23§		32,000	33,200

Pharmaceuticals (0.2%)
Allergan Funding SCS
3.800%, 3/15/25		70,000	72,768
Valeant Pharmaceuticals International, Inc.
5.500%, 3/1/23§		40,000	34,152
7.000%, 3/15/24§		18,000	19,148
6.125%, 4/15/25§		40,000	34,052

			160,120

Total Health Care			1,508,919

Industrials (0.6%)
Aerospace & Defense (0.2%)
United Technologies Corp.
1.778%, 5/4/18(e)		125,000	125,167

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Building Products (0.0%)
Standard Industries, Inc.
5.125%, 2/15/21§	$35,000	$36,313

Commercial Services & Supplies (0.2%)
Clean Harbors, Inc.
5.125%, 6/1/21	28,000	28,560
KAR Auction Services, Inc.
5.125%, 6/1/25§	10,000	10,413
Waste Management, Inc.
6.100%, 3/15/18	75,000	77,057

		116,030

Professional Services (0.0%)
IHS Markit Ltd.
5.000%, 11/1/22§	15,000	16,059

Trading Companies & Distributors (0.2%)
International Lease Finance Corp.
7.125%, 9/1/18§	150,000	158,370

Total Industrials		451,939

Information Technology (0.6%)
Internet Software & Services (0.1%)
GTT Communications, Inc.
7.875%, 12/31/24§	9,000	9,652
Zayo Group LLC
5.750%, 1/15/27§	34,000	36,040

		45,692

IT Services (0.0%)
First Data Corp.
5.000%, 1/15/24§	22,000	22,909

Semiconductors & Semiconductor Equipment (0.2%)
Broadcom Corp.
3.000%, 1/15/22§	100,000	101,473

Software (0.2%)
CDK Global, Inc.
5.000%, 10/15/24	10,000	10,600
4.875%, 6/1/27§	8,000	8,220
Change Healthcare Holdings LLC
5.750%, 3/1/25§	23,000	23,805
Microsoft Corp.
4.450%, 11/3/45	70,000	77,018

		119,643

Technology Hardware, Storage & Peripherals (0.1%)
EMC Corp.
2.650%, 6/1/20	100,000	98,250

Total Information Technology		387,967

Materials (0.4%)
Chemicals (0.0%)
Scotts Miracle-Gro Co. (The)
5.250%, 12/15/26	6,000	6,308
Valvoline, Inc.
5.500%, 7/15/24§	30,000	31,912

		38,220

Containers & Packaging (0.4%)
Amcor Finance USA, Inc.
3.625%, 4/28/26§	100,000	99,867
Crown Americas LLC
4.250%, 9/30/26§	28,000	28,175
Graphic Packaging International, Inc.
4.125%, 8/15/24	35,000	36,050
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	52,000	53,040
Sealed Air Corp.
5.250%, 4/1/23§	35,000	37,625

		254,757

Total Materials		292,977

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Boston Properties LP (REIT)
2.750%, 10/1/26	55,000	52,370
DuPont Fabros Technology LP (REIT)
5.875%, 9/15/21	35,000	36,247
Equinix, Inc. (REIT)
5.375%, 5/15/27	11,000	11,894
HCP, Inc. (REIT)
3.875%, 8/15/24	75,000	77,218
SBA Communications Corp. (REIT)
4.875%, 9/1/24	12,000	12,488
Ventas Realty LP (REIT)
4.125%, 1/15/26	125,000	130,422
VEREIT Operating Partnership LP (REIT)
3.000%, 2/6/19	35,000	35,359
WEA Finance LLC (REIT)
2.700%, 9/17/19§	200,000	201,854
Welltower, Inc. (REIT)
3.750%, 3/15/23	150,000	156,020

Total Real Estate		713,872

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.
3.400%, 5/15/25	70,000	68,844
4.900%, 8/14/37	35,000	34,907
4.350%, 6/15/45	75,000	67,717
5.450%, 3/1/47	55,000	57,730
CCO Holdings LLC
5.125%, 5/1/27§	23,000	23,736
Intelsat Jackson Holdings SA
5.500%, 8/1/23	60,000	51,750
Level 3 Financing, Inc.
5.625%, 2/1/23	25,000	26,062
SFR Group SA
7.375%, 5/1/26§	200,000	216,260
Sprint Capital Corp.
6.900%, 5/1/19	200,000	212,500
Verizon Communications, Inc.
5.150%, 9/15/23	200,000	222,279
4.862%, 8/21/46	125,000	122,951

		1,104,736

Wireless Telecommunication Services (0.1%)
Sprint Communications, Inc.
9.000%, 11/15/18§	33,000	35,597
T-Mobile USA, Inc.
4.000%, 4/15/22	8,000	8,340
6.836%, 4/28/23	15,000	15,919

		59,856

Total Telecommunication Services		1,164,592

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Utilities (1.2%)
Electric Utilities (0.7%)
FirstEnergy Corp.
Series B
3.900%, 7/15/27		$60,000	$60,469
Jersey Central Power & Light Co.
6.400%, 5/15/36		100,000	123,157
Kansas City Power & Light Co.
3.150%, 3/15/23		135,000	138,149
Northern States Power Co.
4.125%, 5/15/44		100,000	104,170
Public Service Co. of New Mexico
3.850%, 8/1/25		100,000	103,535

			529,480

Gas Utilities (0.3%)
Perusahaan Gas Negara Persero Tbk. PT
5.125%, 5/16/24§		200,000	216,250

Multi-Utilities (0.2%)
Berkshire Hathaway Energy Co.
5.150%, 11/15/43		100,000	117,048

Total Utilities			862,778

Total Corporate Bonds			15,902,397

Foreign Government Securities (1.5%)
Autonomous Community of Catalonia
4.900%, 9/15/21	EUR	100,000	122,986
Federative Republic of Brazil
2.625%, 1/5/23		$200,000	188,400
Hellenic Republic Government Bond
3.800%, 8/8/17	JPY	5,000,000	44,787
Kingdom of Saudi Arabia
3.250%, 10/26/26		$200,000	198,000
Republic of Argentina
26.250%, 6/21/20	ARS	1,600,000	95,313
Republic of Chile
2.250%, 10/30/22		$215,000	212,581
Republic of Croatia
6.625%, 7/14/20(m)		100,000	110,500
Republic of Peru
6.150%, 8/12/32	PEN	200,000	64,143

Total Foreign Government Securities			1,036,710

Loan Participations (0.4%)
Consumer Discretionary (0.1%)
Media (0.1%)
Charter Communications Operating LLC
3.484%, 1/15/24		$98,750	99,367

Total Consumer Discretionary			99,367

Energy (0.1%)
Energy Equipment & Services (0.1%)
Petrobras Netherlands BV
3.451%, 4/18/19(l)		100,000	96,650

Total Energy			96,650

Information Technology (0.2%)
Semiconductors & Semiconductor Equipment (0.2%)
Energy Future Intermediate Holding Co. LLC
4.233%, 6/3/18		100,000	100,750

Total Information Technology			100,750

Total Loan Participations			296,767

Mortgage-Backed Securities (7.2%)
FNMA
2.800%, 3/1/18		160,480	160,409
4.550%, 10/1/19		75,451	79,543
4.910%, 10/1/19		62,205	66,021
4.730%, 2/1/20		78,808	82,748
3.416%, 10/1/20		157,971	164,726
3.915%, 10/1/20		103,136	108,839
3.310%, 11/1/20		85,000	88,403
3.762%, 12/1/20		69,736	73,406
2.761%, 4/1/21		68,626	70,250
4.381%, 6/1/21		158,430	170,470
4.500%, 8/1/21		80,000	86,998
2.210%, 9/1/26		220,000	210,371
3.110%, 2/1/28		115,000	117,275
3.259%, 2/1/28		45,000	46,412
3.200%, 3/1/31		222,598	226,755
3.480%, 11/1/35		55,000	56,706
3.500%, 8/25/47 TBA		3,200,000	3,294,500

Total Mortgage-Backed Securities			5,103,832

Municipal Bonds (0.8%)
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Subseries G3
5.267%, 5/1/27		115,000	135,307
City of New York, General Obligation Bonds, Series D
5.985%, 12/1/36		100,000	129,652
State of California, High Speed Passenger Train, General Obligation Bonds, Series B
2.193%, 4/1/47(l)		150,000	150,661
Texas Public Finance Authority, Windstorm Insurance Association Premium, Revenue Bonds
8.250%, 7/1/24		100,000	105,746
Tobacco Settlement Finance Authority
(Zero Coupon), 6/1/47		300,000	15,474

Total Municipal Bonds			536,840

U.S. Treasury Obligations (18.2%)
U.S. Treasury Inflation Linked Notes
0.125%, 7/15/24 TIPS		1,546,035	1,528,401

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
U.S. Treasury Notes
0.625%, 8/31/17		$2,000,000	$1,999,140
0.750%, 10/31/17		235,000	234,757
1.000%, 12/31/17		350,000	349,781
1.750%, 6/30/22		415,000	413,444
1.875%, 10/31/22		3,500,000	3,497,266
1.375%, 8/31/23		500,000	482,031
2.250%, 12/31/23		450,000	455,643
2.250%, 1/31/24		150,000	151,799
2.000%, 4/30/24		900,000	895,324
2.000%, 5/31/24		2,600,000	2,585,172
2.375%, 5/15/27		300,000	302,156

Total U.S. Treasury Obligations			12,894,914

Total Long-Term Debt Securities (93.2%) (Cost $64,470,448)			66,087,227

SHORT-TERM INVESTMENTS:
Certificates of Deposit (1.4%)
Barclays Bank plc
1.95%, 11/6/17(l)		100,000	100,193
1.97%, 12/6/17(l)		200,000	200,425
Mitsubishi UFJ Trust & Banking Corp.
1.99%, 9/19/17(l)		100,000	100,080
Natixis SA
1.98%, 9/25/17(l)		200,000	200,195
Norinchukin Bank
2.02%, 10/12/17(l)		100,000	100,143
Sumitomo Mitsui Banking Corp.
1.95%, 9/15/17(l)		100,000	100,081
Sumitomo Mitsui Trust Bank Ltd.
2.00%, 9/18/17(l)		200,000	200,186

Total Certificates of Deposit			1,001,303

Foreign Government Treasury Bills (3.3%)
Argentina Treasury Bills
14.99%, 8/25/17(p)		100,000	98,984
3.04%, 1/26/18(p)		100,000	98,532
Japanese Treasury Bills
0.30%, 8/7/17(p)	JPY	40,000,000	362,808
(0.04)%, 9/25/17(p)		120,000,000	1,088,547
(0.09)%, 10/16/17(p)		75,000,000	680,431
Mexican Treasury Bills
0.00%, 8/17/17(p)	MXN	7,000,000	39,112

Total Foreign Government Treasury Bills			2,368,414

U.S. Government Agency Securities (2.8%)
FHLB
0.86%, 8/8/17(o)(p)		$700,000	699,866
0.90%, 8/11/17(o)(p)		900,000	899,751
1.06%, 10/16/17(o)(p)		400,000	399,095

Total U.S. Government Agency Securities			1,998,712

U.S. Treasury Obligations (2.0%)
U.S. Treasury Bills
0.63%, 8/3/17(p)		235,000	234,987
0.85%, 8/10/17(p)		195,000	194,954
0.95%, 8/31/17(p)		440,000	439,641
0.93%, 9/7/17#(p)		40,000	39,961
1.10%, 1/11/18(p)		495,000	492,535

Total U.S. Treasury Obligations			1,402,078

Total Short-Term Investments (9.5%) (Cost $6,738,348)			6,770,507

	Number of Contracts
OPTIONS PURCHASED:
Interest Rate Swaptions Purchased (0.1%)
Call Interest Rate Swaptions Purchased Payable (0.1%)
Bank of America,
30 years, December 2018 @
3.05% v. 3 Month LIBOR*		1,150,000	36,134

Total Options Purchased (0.1%) (Cost $55,932)			36,134

Total Investments Before Options Written and Securities Sold Short (102.8%) (Cost $71,264,728)			72,893,868

OPTIONS WRITTEN:
Call Options Written (0.0%)
10 Year U.S. Treasury Notes
August 2017 @ $127.00*		(5)	(625)
Foreign Exchange Option September 2017 EUR versus USD
(Strike Price: USD 1.19)*		(200,000)	(2,283)

			(2,908)

Interest Rate Swaptions Written (-0.1%)
Put Interest Rate Swaptions Written Receivable (-0.1%)
Bank of America,
5 years, December 2018 @
2.70% v. 3 Month LIBOR*		(5,800,000)	(35,839)

Put Options Written (0.0%)
10 Year U.S. Treasury Notes
August 2017 @ $124.00*		(5)	(313)
Euro-Bund
August 2017 @ EUR158.50*		(4)	(189)

			(502)

Total Options Written (-0.1%) (Premiums Received $66,204)			(39,249)

Total Investments before Securities Sold Short (102.7%) (Cost $71,198,524)			72,854,619

	Principal Amount
SECURITIES SOLD SHORT:
Mortgage-Backed Security (-0.3%)
FNMA
3.000%, 8/25/47 TBA		$(200,000)	(200,328)

Total Securities Sold Short (-0.3%) (Proceeds Received $198,719)			(200,328)

Total Investments after Options Written and Securities Sold Short (102.4%) (Cost $70,999,805)			72,654,291
Other Assets Less Liabilities (-2.4%)			(1,708,945)

Net Assets (100%)			$70,945,346

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2017, the market value of these securities amounted to $10,973,834 or 15.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $39,961.

(b)	Rule 144A Illiquid Security. At July 31, 2017, the market value of these securities amounted to $468,902 or 0.7% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2017. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of July 31, 2017.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2017, the market value of these securities amounted to $882,730 or 1.2% of net assets.

(o)	Discount Note Security. Effective rate calculated as of July 31, 2017.

(p)	Yield to maturity.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2017.

Glossary:

ARS — Argentine Peso

CLO — Collateralized Loan Obligation

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank offered Rate

MXN — Mexican Peso

PEN — Peru Nuevo Sol

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

At July 31, 2017, the Fund had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 7/31/2017	Unrealized Appreciation/ (Depreciation)
Purchases
5 Year U.S. Treasury Notes	41	September-17	$4,842,286	$4,844,086	$1,800
Euro-Bund	4	September-17	765,719	766,866	1,147

					$2,947

Sales
10 Year U.S. Treasury Notes	12	September-17	$1,510,053	$1,510,688	$(635)
90 Day Eurodollar	16	June-19	3,923,166	3,926,600	(3,434)
Euro-OAT	6	September-17	1,060,813	1,056,755	4,058
U.S. Ultra Bond	3	September-17	487,400	493,500	(6,100)

					$(6,111)

					$(3,164)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

At July 31, 2017, the Fund had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount(000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Argentinian Nuevo peso vs. U.S. Dollar, expiring 9/20/17	Bank of America	1,580	$86,826	$88,000	$(1,174)
Brazilian Real vs. U.S. Dollar, expiring 8/2/17	Deutsche Bank AG	893	286,229	267,322	18,907
Brazilian Real vs. U.S. Dollar, expiring 9/5/17	Bank of America	893	284,216	281,676	2,540
Colombian Peso vs. U.S. Dollar, expiring 8/8/17	Bank of America	327,596	109,631	112,125	(2,494)
Colombian Peso vs. U.S. Dollar, expiring 11/1/17	Bank of America	327,596	108,525	108,125	400
European Union Euro vs. U.S. Dollar, expiring 8/2/17	Bank of America	204	241,495	233,038	8,457
European Union Euro vs. U.S. Dollar, expiring 8/2/17	Bank of America	355	420,249	415,315	4,934
Mexican Peso vs. U.S. Dollar, expiring 8/8/17	Bank of America	6,363	357,082	328,822	28,260
Peruvian Sol vs. U.S. Dollar, expiring 8/22/17	Deutsche Bank AG	571	175,980	173,744	2,236
Russian Ruble vs. U.S. Dollar, expiring 10/20/17	Credit Suisse	21,075	346,731	361,119	(14,388)
Singapore Dollar vs. U.S. Dollar, expiring 9/18/17	JPMorgan Chase Bank	370	273,048	267,100	5,948
Turkish Lira vs. U.S. Dollar, expiring 8/15/17	Bank of America	643	181,938	174,926	7,012

					$60,638

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount(000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Argentinian Nuevo peso vs. U.S. Dollar, expiring 9/20/17	Bank of America	1,580	$87,537	$86,826	$711
Brazilian Real vs. U.S. Dollar, expiring 8/2/17	Bank of America	893	283,488	286,229	(2,741)
British Pound vs. U.S. Dollar, expiring 8/2/17	JPMorgan Chase Bank	179	232,255	236,173	(3,918)
British Pound vs. U.S. Dollar, expiring 8/2/17	JPMorgan Chase Bank	45	58,492	59,373	(881)
Colombian Peso vs. U.S. Dollar, expiring 8/8/17	Bank of America	327,596	109,198	109,631	(433)
European Union Euro vs. U.S. Dollar, expiring 8/2/17	Credit Suisse	559	634,563	661,744	(27,181)
European Union Euro vs. U.S. Dollar, expiring 9/5/17	Bank of America	355	416,048	421,074	(5,026)
Japanese Yen vs. U.S. Dollar, expiring 8/2/17	JPMorgan Chase Bank	5,600	49,605	50,796	(1,191)
Japanese Yen vs. U.S. Dollar, expiring 8/7/17	Bank of America	40,000	359,573	362,904	(3,331)
Japanese Yen vs. U.S. Dollar, expiring 9/25/17	Goldman Sachs International	60,000	541,939	545,620	(3,681)
Japanese Yen vs. U.S. Dollar, expiring 9/25/17	Goldman Sachs International	60,000	540,387	545,620	(5,233)
Japanese Yen vs. U.S. Dollar, expiring 10/16/17	Goldman Sachs International	75,000	673,011	682,704	(9,693)
Korean Won vs. U.S. Dollar, expiring 9/18/17	Credit Suisse	98,884	87,952	88,402	(450)
Mexican Peso vs. U.S. Dollar, expiring 8/8/17	JPMorgan Chase Bank	6,646	351,384	372,957	(21,573)
Mexican Peso vs. U.S. Dollar, expiring 8/17/17	Bank of America	200	10,015	11,205	(1,190)
Mexican Peso vs. U.S. Dollar, expiring 8/17/17	Credit Suisse	500	25,030	28,012	(2,982)
Peruvian Sol vs. U.S. Dollar, expiring 8/22/17	Bank of America	573	174,404	176,498	(2,094)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount(000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Russian Ruble vs. U.S. Dollar, expiring 9/21/17	JPMorgan Chase Bank	10,582	$182,369	$175,122	$7,247
Singapore Dollar vs. U.S. Dollar, expiring 9/18/17	JPMorgan Chase Bank	370	267,100	273,047	(5,947)
Singapore Dollar vs. U.S. Dollar, expiring 9/18/17	JPMorgan Chase Bank	370	267,345	273,047	(5,702)
Taiwan Dollar vs. U.S. Dollar, expiring 9/18/17	JPMorgan Chase Bank	7,929	261,241	263,138	(1,897)

					$(97,186)

					$(36,548)

Options Written:

Options written for the nine months July 31, 2017 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - November 1, 2016	6,300,000	$69,696
Options Written	3,600,115	58,286
Options Terminated in Closing Purchase Transactions	(3,900,101)	(61,778)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - July 31, 2017	6,000,014	$66,204

Credit Default Swap Index Contracts-Sell Protection

Swap Counterparty	Reference Obligation	Contract Annual Fixed Rate	Notional Amount	Upfront Premium Received (Paid)	Maturity Date	Implied Credit Spread as of 7/31/2017	Unrealized Appreciation/ (Depreciation)	Market Value
Bank of America	United Mexican States	1.000%	$100,000	$(3,377)	12/20/21	0.901%	$3,912	$535
Bank of America	Federative Republic of Brazil	1.000	100,000	(6,197)	6/20/22	2.076	1,439	(4,758)
Bank of America	Republic of Colombia	1.000	200,000	(2,976)	6/20/22	1.255	856	(2,120)

				$(12,550)			$6,207	$(6,343)

Centrally Cleared Credit Default Swap Index Contracts-Buy Protection

Swap Counterparty	Reference Obligation	Contract Annual Fixed Rate	Notional Amount		Upfront Premium Received (Paid)	Maturity Date	Implied Credit Spread as of 7/31/2017	Unrealized Appreciation/ (Depreciation)	Market Value
Morgan Stanley	CDX North America High Yield Index	5.000%		$150,000	$(10,811)	12/20/21	2.915%	$(2,166)	$(12,977)
Morgan Stanley	iTraxx Europe	1.000	EUR	350,000	(4,717)	6/20/22	0.526	(5,292)	(10,009)
Morgan Stanley	iTraxx Europe Senior Financials	1.000		300,000	(1,711)	6/20/22	0.503	(7,263)	(8,974)

					$(17,239)			$(14,721)	$(31,960)

Centrally Cleared Credit Default Swap Index Contracts-Sell Protection

Swap Counterparty	Reference Obligation	Contract Annual Fixed Rate	Notional Amount		Upfront Premium Received (Paid)	Maturity Date	Implied Credit Spread as of 7/31/2017	Unrealized Appreciation/ (Depreciation)	Market Value
Morgan Stanley	Airbus Group SE	1.000%	EUR	50,000	$176	12/20/17	0.074%	$110	$286

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

Centrally Cleared Interest Rate Swaps

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Notional Amount		Termination Date	Upfront Premium Received (Paid)	Unrealized Appreciation/ (Depreciation)	Market Value
	Rates Type
Morgan Stanley	0.300% semi- annually	6 month LIBOR semi-annually	JPY	90,000,000	3/18/26	$188	$(6,179)	$(5,991)
Morgan Stanley	1.250% semi- annually	3 month LIBOR quarterly		$5,700,000	6/15/18	(3,923)	12,785	8,862
Morgan Stanley	1.750% semi- annually	3 month LIBOR quarterly		2,600,000	12/21/23	61,724	(21,067)	40,657
Morgan Stanley	1.500% annually	6 month EURIBOR semi-annually	EUR	300,000	3/21/48	(3,177)	17,512	14,335
Morgan Stanley	2.000% semi- annually	6 month LIBOR semi-annually	GBP	200,000	3/18/22	(13,305)	(1,755)	(15,060)
Morgan Stanley	6 month EURIBOR semi-annually	0.250% annually	EUR	1,600,000	9/20/22	(3,355)	(3,005)	(6,360)
Morgan Stanley	2.500% semi- annually	3 month LIBOR quarterly		$100,000	6/15/46	3,381	(2,533)	848
Morgan Stanley	2.300% semi- annually	3 month LIBOR quarterly		700,000	12/3/25	(2,071)	(7,155)	(9,226)
Morgan Stanley	3 month LIBOR quarterly	2.000% semi- annually		1,400,000	12/16/20	10,645	2,305	12,950
Morgan Stanley	1.500% semi- annually	3 month LIBOR quarterly		1,200,000	6/21/27	97,717	(18,068)	79,649
Morgan Stanley	2.250% semi- annually	3 month LIBOR quarterly		300,000	9/14/46	28,052	(10,844)	17,208
Morgan Stanley	1.750% semi- annually	3 month LIBOR quarterly		7,000,000	12/16/18	(44,303)	17,015	(27,288)
Morgan Stanley	1.750% semi- annually	3 month LIBOR quarterly		2,300,000	12/21/26	117,839	(27,468)	90,371

						$249,412	$(48,457)	$200,955

Glossary:

EURIBOR — Euro Interbank Offered Rate

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$17,485,462	$—	$17,485,462
Centrally Cleared Credit Default Swaps	—	110	—	110
Centrally Cleared Interest Rate Swaps	—	49,617	—	49,617
Collateralized Mortgage Obligations	—	7,371,030	—	7,371,030
Commercial Mortgage-Backed Securities	—	5,459,275	—	5,459,275
Corporate Bonds
Consumer Discretionary	—	823,807	—	823,807
Consumer Staples	—	562,353	—	562,353
Energy	—	1,109,111	—	1,109,111
Financials	—	8,024,082	—	8,024,082
Health Care	—	1,508,919	—	1,508,919
Industrials	—	451,939	—	451,939
Information Technology	—	387,967	—	387,967
Materials	—	292,977	—	292,977
Real Estate	—	713,872	—	713,872
Telecommunication Services	—	1,164,592	—	1,164,592
Utilities	—	862,778	—	862,778
Credit Default Swaps	—	6,207	—	6,207
Foreign Government Securities	—	1,036,710	—	1,036,710
Forward Currency Contracts	—	86,652	—	86,652
Futures	7,005	—	—	7,005
Loan Participations
Consumer Discretionary	—	99,367	—	99,367
Energy	—	96,650	—	96,650
Information Technology	—	100,750	—	100,750
Mortgage-Backed Securities	—	5,103,832	—	5,103,832
Municipal Bonds	—	536,840	—	536,840
Options Purchased
Interest Rate Swaptions Purchased	—	36,134	—	36,134
Short-Term Investments
Certificates of Deposit	—	1,001,303	—	1,001,303
Foreign Government Treasury Bills	—	2,368,414	—	2,368,414
U.S. Government Agency Securities	—	1,998,712	—	1,998,712
U.S. Treasury Obligations	—	1,402,078	—	1,402,078
U.S. Treasury Obligations	—	12,894,914	—	12,894,914

Total Assets	$7,005	$73,036,454	$—	$73,043,459

Liabilities:
Centrally Cleared Credit Default Swaps	—	(14,721)	—	(14,721)
Centrally Cleared Interest Rate Swaps	—	(98,074)	—	(98,074)
Forward Currency Contracts	—	(123,200)	—	(123,200)
Futures	(10,169)	—	—	(10,169)
Mortgage-Backed Securities	—	(200,328)	—	(200,328)
Options Written
Call Options Written	(625)	(2,283)	—	(2,908)
Interest Rate Swaptions Written	—	(35,839)	—	(35,839)
Put Options Written	(502)	—	—	(502)

Total Liabilities	$(11,296)	$(474,445)	$—	$(485,741)

Total	$(4,291)	$72,562,009	$—	$72,557,718

(a)	A security with a market value of $163,445 transferred from Level 3 to Level 2 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended July 31, 2017.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,937,437
Aggregate gross unrealized depreciation	(313,726)

Net unrealized appreciation	$1,623,711

Federal income tax cost of investments	$71,270,157

See Notes to Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2017 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Funds. The Board has delegated the responsibility of calculating the NAVs of the Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC, d/b/a 1290 Asset Managers® (“1290 Asset Mangers”), (“FMG LLC” or the “Adviser”), a wholly owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of July 31, 2017, is included in the Portfolios of Investments. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Funds’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Fund. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

Transfers into and transfers out of Level 3, if material, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements and any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2017 (Unaudited)

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Adviser deems that the particular event or circumstance would materially affect such Fund’s NAV. None of the Funds applied these procedures on July 31, 2017.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments.

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
September 27, 2017

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
September 27, 2017